Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	SunAmerica Specialty Series
Central Index Key	dei_EntityCentralIndexKey	0001274768
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2012
2015 High Watermark Fund (First Prospectus Summary) | 2015 High Watermark Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWFAX
2015 High Watermark Fund (First Prospectus Summary) | 2015 High Watermark Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWFCX
2020 High Watermark Fund (First Prospectus Summary) | 2020 High Watermark Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWKAX
SunAmerica Alternative Strategies Fund (Prospectus Summary) | SunAmerica Alternative Strategies Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUNAX
SunAmerica Alternative Strategies Fund (Prospectus Summary) | SunAmerica Alternative Strategies Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUNCX
SunAmerica Alternative Strategies Fund (Prospectus Summary) | SunAmerica Alternative Strategies Fund | Class W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUNWX
SunAmerica Global Trends Fund (Prospectus Summary) | SunAmerica Global Trends Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTFAX
SunAmerica Global Trends Fund (Prospectus Summary) | SunAmerica Global Trends Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTFCX
SunAmerica Global Trends Fund (Prospectus Summary) | SunAmerica Global Trends Fund | Class W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTFWX
SunAmerica Focused Alpha Growth Fund (Prospectus Summary) | SunAmerica Focused Alpha Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOCAX
SunAmerica Focused Alpha Growth Fund (Prospectus Summary) | SunAmerica Focused Alpha Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOCCX
SunAmerica Focused Alpha Growth Fund (Prospectus Summary) | SunAmerica Focused Alpha Growth Fund | Class W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOCWX
SunAmerica Focused Alpha Large-Cap Fund (Prospectus Summary) | SunAmerica Focused Alpha Large-Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFLAX
SunAmerica Focused Alpha Large-Cap Fund (Prospectus Summary) | SunAmerica Focused Alpha Large-Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFLCX
SunAmerica Focused Alpha Large-Cap Fund (Prospectus Summary) | SunAmerica Focused Alpha Large-Cap Fund | Class W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFLWX

2015 High Watermark Fund (First Prospectus Summary) | 2015 High Watermark Fund
2015 High Watermark Fund
INVESTMENT GOALS
The 2015 High Watermark Fund (the "2015 High Watermark Fund" or the "Fund")
seeks capital appreciation to the extent consistent with preservation of capital investment gains in order to have a net asset value ("NAV") on August 31, 2015, its Protected Maturity Date, at least equal to the Protected High Watermark
Value.

On the Fund's Protected Maturity Date, the Fund is designed to return to shareholders the highest net asset value (NAV) attained during the life of the
Fund, adjusted as a result of dividends, distributions and any extraordinary expenses. This NAV is the Fund's "high watermark value," which is referred to in this Prospectus as the Fund's Protected High Watermark Value. Shareholders must hold their shares until August 31, 2015, the Protected Maturity Date, in order to be entitled to redeem their shares for the Protected High Watermark Value.

The Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the
Protected High Watermark Value is backed by a master agreement ("Master
Agreement") between the Trust, on behalf of the Fund, and Prudential Global
Funding, LLC ("PGF"), under which PGF will pay to the Fund any shortfall between the Protected High Watermark Value and the actual NAV per share on the Fund's
Protected Maturity Date, provided certain conditions are met. PGF's obligations are guaranteed by its parent, Prudential Financial, Inc. ("Prudential
Financial").

On September 16, 2011, an Early Closure Condition occurred. This Early Closure
Condition required the 2015 High Watermark Fund to irrevocably allocate its assets to its fixed income portfolio and to close to new investments.
Accordingly, the 2015 High Watermark Fund will no longer have the ability to obtain equity exposure and the risk of exposure to equity markets ("equity risk") no longer applies to this Fund.
The Fund seeks high total return as a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 14 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 41 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2015 High Watermark Fund		Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%
Maximum Sales Charge (Load) (Imposed on Reinvested Dividends)		none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 13 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2015 High Watermark Fund		Class A	Class C
Management Fees		0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%
Master Agreement Fee	[1]	0.35%	0.35%
Other Expenses		0.69%	0.69%
Total Annual Fund Operating Expenses Before Expense Reimbursement		1.44%	2.09%
Fee Waivers and/or Expense Reimbursement	[2]	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	[3]	1.40%	2.05%
[1]	This fee is paid to PGF under the Master Agreement and is a component of Other Expenses.
[2]	Any waivers or reimbursements made by SunAmerica Asset Management Corp. are subject to recoupment from the Fund within the two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 below.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.40% for Class A shares and 2.05% for Class C shares. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example 2015 High Watermark Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	709	993	1,297	2,158
Class C	308	643	1,103	2,213

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption 2015 High Watermark Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	709	993	1,297	2,158
Class C	208	643	1,103	2,213

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
The Fund seeks to generate capital appreciation by dynamically allocating its portfolio exposure to U.S. equity markets (consisting of exchange traded S&P 500
Index futures and options on these futures or options on the index) and to U.S.
fixed income markets (consisting of U.S. government securities, primarily STRIPS and other zero-coupon securities, and money market instruments). Exposures to both markets are managed to minimize the risk of loss of principal and investment gains over the life of the Fund (the Investment Period) and to become generally more conservative (that is, less exposed to equity markets) as the
Fund's Protected Maturity Date approaches. Under normal market conditions, the
Fund will initially seek significant equity exposures and relatively long duration fixed income exposures and will be managed such that, as the Protected
Maturity Date approaches, Fund holdings are increasingly devoted to high-grade, short-term fixed income securities.

The Fund's subadviser, Trajectory Asset Management LLC ("Trajectory" or the
"Adviser"), implements its proprietary strategy through a disciplined quantitative investment approach that seeks to maximize prospects for capital appreciation while attempting to preserve investment gains and controlling investment risk, particularly the risk of a shortfall between the Protected High
Watermark Value and the actual NAV per share of the Fund on its Protected
Maturity Date.

Generally, the Fund should be purchased only by investors who:

• have a long-term investment horizon compatible with the Fund's Protected
Maturity Date,

• seek potential for capital appreciation but place a premium on capital preservation,

• want a professionally managed and diversified portfolio, and

• are not seeking current income through cash dividends.

The Fund is inappropriate as:

• a means of "capturing" a Protected High Watermark Value that exceeds today's
NAV. The protected "yield" that a new investor would earn would generally be inferior to Treasury bonds of like duration. If this were not the case, then the
Early Closure Condition provision in the Master Agreement (as discussed on page
4) would require that the Fund be closed to new investors. This is true even in periods of rising interest rates, when the disparity between current NAV and the
Protected High Watermark Value may be pronounced.

• a short-term investment, despite the Fund's daily liquidity, since interim losses in value are not protected.

• an equity substitute, since the Fund's equity exposure is limited and generally declines over time.

The principal investment strategies and principal investment techniques of the
Fund may be changed without shareholder approval.

On September 16, 2011, an Early Closure Condition occurred. This Early Closure
Condition required the 2015 High Watermark Fund to irrevocably allocate its assets to its fixed income portfolio and to close to new investments.
Accordingly, the 2015 High Watermark Fund will no longer have the ability to obtain equity exposure and equity risk no longer applies to this Fund.
PRINCIPAL RISKS OF INVESTING IN THE FUND
There can be no assurance that the Fund's investment goals will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. You could lose money on an investment in the Fund.

The principal risks of an investment in the Fund involve opportunity costs, interim redemption risk (i.e., the risks associated with redemption prior to the
Fund's Protected Maturity Date), and early closure or early termination risk, as well as the risks associated with exposure to the equity and fixed income markets.

Opportunity Costs. Opportunity costs involve the likelihood that the Fund's equity exposure drops to a low level or is eliminated altogether during periods of low interest rates or declining equity markets. This would reduce the Fund's ability to participate in upward equity market movements and, therefore, represents some loss of opportunity compared to a portfolio that is fully invested in equities. In addition, the terms of the Master Agreement prescribe certain investment parameters within which a Fund must be managed during the
Investment Period to preserve the benefit of the Master Agreement. Accordingly, the Master Agreement could limit the Adviser's ability to alter the allocation of Fund assets in response to changing market conditions. The terms of the
Master Agreement could require the Fund to liquidate an equity index futures position when it otherwise would not be in the shareholders' best interests.
Under certain circumstances, the Master Agreement may also require all of the
Fund's assets to be invested in fixed income securities.

Interim Redemption Risk. Investors can realize significant losses if they redeem their shares before the Fund's Protected Maturity Date due to the possibility of a shortfall between the Protected High Watermark Value that investors earn if shares are held to the Fund's Protected Maturity Date and the actual NAV of Fund shares on the date of redemption. This shortfall could be more pronounced in an environment of rising interest rates or a declining stock market.

Early Closure Risk. An Early Closure Condition is a circumstance where the
Adviser allocates all of the Fund's assets to fixed income securities and/or the yield on the fixed income portfolio is insufficient to cover the Fund's operating expenses in which case the Fund will close to new investments. If an
Early Closure Condition occurs in the judgment of the Adviser, the Fund will close to new investments, though a new fund with the same Protected Maturity
Date may be established to accept new contributions.

Early Termination Risk. Under the Master Agreement, if certain low interest rate conditions occur and the Fund is within three years of its initial Protected
Maturity Date, the Fund can terminate early. If the Fund terminates early under these circumstances, the Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High
Watermark Value. If the Fund was to terminate before the Fund's Protected
Maturity Date (an Early Fund Termination) and the Trust's Board of Trustees
determine to liquidate the Fund, an investor would have to locate an alternative investment for his or her assets until the otherwise scheduled Protected
Maturity Date, which could involve transaction expenses.

Risk of Exposure to Both Equity and Fixed Income Markets. Because the Fund
participates in both the equity and debt markets, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when stocks are out of favor.
PERFORMANCE INFORMATION
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the
Dow Jones Target Maturity 2015 Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Updated information on the Fund's performance can be obtained by visiting
www.sunamericafunds.com or can be obtained by phone at 800-858-8850 x6003.
2015 HIGH WATERMARK FUND (CLASS A)

During the seven-year period shown in the Bar Chart, the highest return for a quarter was 6.93% (quarter ended 9/30/06) and the lowest return for a quarter was -4.17% (quarter ended 6/30/08).
Average Annual Total Returns (as of the periods ended December 31, 2011)
Average Annual Total Returns 2015 High Watermark Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A		(0.63%)	0.86%	3.41%	Jun 25, 2004
Class A After Taxes on Distributions	Return After Taxes on Distributions (Class A)		(1.34%)	(0.09%)	2.29%	Jun 25, 2004
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares (Class A)	[1]	(0.41%)	0.24%	2.36%	Jun 25, 2004
Class C	Class C		3.83%	1.42%	3.59%	Jun 25, 2004
Dow Jones Target Maturity 2015 Index	Dow Jones Target Maturity 2015 Index		5.44%	4.21%	5.67%	Jun 25, 2004
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2012
2015 High Watermark Fund (First Prospectus Summary) | 2015 High Watermark Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	2015 High Watermark Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOALS
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The 2015 High Watermark Fund (the "2015 High Watermark Fund" or the "Fund")
seeks capital appreciation to the extent consistent with preservation of capital investment gains in order to have a net asset value ("NAV") on August 31, 2015, its Protected Maturity Date, at least equal to the Protected High Watermark
Value.

On the Fund's Protected Maturity Date, the Fund is designed to return to shareholders the highest net asset value (NAV) attained during the life of the
Fund, adjusted as a result of dividends, distributions and any extraordinary expenses. This NAV is the Fund's "high watermark value," which is referred to in this Prospectus as the Fund's Protected High Watermark Value. Shareholders must hold their shares until August 31, 2015, the Protected Maturity Date, in order to be entitled to redeem their shares for the Protected High Watermark Value.

The Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the
Protected High Watermark Value is backed by a master agreement ("Master
Agreement") between the Trust, on behalf of the Fund, and Prudential Global
Funding, LLC ("PGF"), under which PGF will pay to the Fund any shortfall between the Protected High Watermark Value and the actual NAV per share on the Fund's
Protected Maturity Date, provided certain conditions are met. PGF's obligations are guaranteed by its parent, Prudential Financial, Inc. ("Prudential
Financial").

On September 16, 2011, an Early Closure Condition occurred. This Early Closure
Condition required the 2015 High Watermark Fund to irrevocably allocate its assets to its fixed income portfolio and to close to new investments.
Accordingly, the 2015 High Watermark Fund will no longer have the ability to obtain equity exposure and the risk of exposure to equity markets ("equity
		risk") no longer applies to this Fund.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	The Fund seeks high total return as a secondary objective.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 14 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
		Shares" section on page 41 of the Fund's statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would
		be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to generate capital appreciation by dynamically allocating its portfolio exposure to U.S. equity markets (consisting of exchange traded S&P 500
Index futures and options on these futures or options on the index) and to U.S.
fixed income markets (consisting of U.S. government securities, primarily STRIPS and other zero-coupon securities, and money market instruments). Exposures to both markets are managed to minimize the risk of loss of principal and investment gains over the life of the Fund (the Investment Period) and to become generally more conservative (that is, less exposed to equity markets) as the
Fund's Protected Maturity Date approaches. Under normal market conditions, the
Fund will initially seek significant equity exposures and relatively long duration fixed income exposures and will be managed such that, as the Protected
Maturity Date approaches, Fund holdings are increasingly devoted to high-grade, short-term fixed income securities.

The Fund's subadviser, Trajectory Asset Management LLC ("Trajectory" or the
"Adviser"), implements its proprietary strategy through a disciplined quantitative investment approach that seeks to maximize prospects for capital appreciation while attempting to preserve investment gains and controlling investment risk, particularly the risk of a shortfall between the Protected High
Watermark Value and the actual NAV per share of the Fund on its Protected
Maturity Date.

Generally, the Fund should be purchased only by investors who:

• have a long-term investment horizon compatible with the Fund's Protected
Maturity Date,

• seek potential for capital appreciation but place a premium on capital preservation,

• want a professionally managed and diversified portfolio, and

• are not seeking current income through cash dividends.

The Fund is inappropriate as:

• a means of "capturing" a Protected High Watermark Value that exceeds today's
NAV. The protected "yield" that a new investor would earn would generally be inferior to Treasury bonds of like duration. If this were not the case, then the
Early Closure Condition provision in the Master Agreement (as discussed on page
4) would require that the Fund be closed to new investors. This is true even in periods of rising interest rates, when the disparity between current NAV and the
Protected High Watermark Value may be pronounced.

• a short-term investment, despite the Fund's daily liquidity, since interim losses in value are not protected.

• an equity substitute, since the Fund's equity exposure is limited and generally declines over time.

The principal investment strategies and principal investment techniques of the
Fund may be changed without shareholder approval.

On September 16, 2011, an Early Closure Condition occurred. This Early Closure
Condition required the 2015 High Watermark Fund to irrevocably allocate its assets to its fixed income portfolio and to close to new investments.
Accordingly, the 2015 High Watermark Fund will no longer have the ability to
		obtain equity exposure and equity risk no longer applies to this Fund.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment goals will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. You could lose money on an investment in the Fund.

The principal risks of an investment in the Fund involve opportunity costs, interim redemption risk (i.e., the risks associated with redemption prior to the
Fund's Protected Maturity Date), and early closure or early termination risk, as well as the risks associated with exposure to the equity and fixed income markets.

Opportunity Costs. Opportunity costs involve the likelihood that the Fund's equity exposure drops to a low level or is eliminated altogether during periods of low interest rates or declining equity markets. This would reduce the Fund's ability to participate in upward equity market movements and, therefore, represents some loss of opportunity compared to a portfolio that is fully invested in equities. In addition, the terms of the Master Agreement prescribe certain investment parameters within which a Fund must be managed during the
Investment Period to preserve the benefit of the Master Agreement. Accordingly, the Master Agreement could limit the Adviser's ability to alter the allocation of Fund assets in response to changing market conditions. The terms of the
Master Agreement could require the Fund to liquidate an equity index futures position when it otherwise would not be in the shareholders' best interests.
Under certain circumstances, the Master Agreement may also require all of the
Fund's assets to be invested in fixed income securities.

Interim Redemption Risk. Investors can realize significant losses if they redeem their shares before the Fund's Protected Maturity Date due to the possibility of a shortfall between the Protected High Watermark Value that investors earn if shares are held to the Fund's Protected Maturity Date and the actual NAV of Fund shares on the date of redemption. This shortfall could be more pronounced in an environment of rising interest rates or a declining stock market.

Early Closure Risk. An Early Closure Condition is a circumstance where the
Adviser allocates all of the Fund's assets to fixed income securities and/or the yield on the fixed income portfolio is insufficient to cover the Fund's operating expenses in which case the Fund will close to new investments. If an
Early Closure Condition occurs in the judgment of the Adviser, the Fund will close to new investments, though a new fund with the same Protected Maturity
Date may be established to accept new contributions.

Early Termination Risk. Under the Master Agreement, if certain low interest rate conditions occur and the Fund is within three years of its initial Protected
Maturity Date, the Fund can terminate early. If the Fund terminates early under these circumstances, the Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High
Watermark Value. If the Fund was to terminate before the Fund's Protected
Maturity Date (an Early Fund Termination) and the Trust's Board of Trustees
determine to liquidate the Fund, an investor would have to locate an alternative investment for his or her assets until the otherwise scheduled Protected
Maturity Date, which could involve transaction expenses.

Risk of Exposure to Both Equity and Fixed Income Markets. Because the Fund
participates in both the equity and debt markets, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when stocks are
		out of favor.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. You could lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the
Dow Jones Target Maturity 2015 Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Updated information on the Fund's performance can be obtained by visiting
		www.sunamericafunds.com or can be obtained by phone at 800-858-8850 x6003.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the Dow Jones Target Maturity 2015 Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850 x6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	2015 HIGH WATERMARK FUND (CLASS A)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the seven-year period shown in the Bar Chart, the highest return for a quarter was 6.93% (quarter ended 9/30/06) and the lowest return for a quarter was -4.17% (quarter ended 6/30/08).
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other
		classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2011)
2015 High Watermark Fund (First Prospectus Summary) | 2015 High Watermark Fund | Dow Jones Target Maturity 2015 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Target Maturity 2015 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2004
2015 High Watermark Fund (First Prospectus Summary) | 2015 High Watermark Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) (Imposed on Reinvested Dividends)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Master Agreement Fee	rr_Component1OtherExpensesOverAssets	0.35%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses Before Expense Reimbursement	rr_ExpensesOverAssets	1.44%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	993
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,297
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,158
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	709
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	993
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,297
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,158
Annual Return 2005	rr_AnnualReturn2005	3.39%
Annual Return 2006	rr_AnnualReturn2006	9.80%
Annual Return 2007	rr_AnnualReturn2007	5.36%
Annual Return 2008	rr_AnnualReturn2008	(5.20%)
Annual Return 2009	rr_AnnualReturn2009	(0.91%)
Annual Return 2010	rr_AnnualReturn2010	6.05%
Annual Return 2011	rr_AnnualReturn2011	5.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.17%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.63%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2004
2015 High Watermark Fund (First Prospectus Summary) | 2015 High Watermark Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions (Class A)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.34%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.09%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2004
2015 High Watermark Fund (First Prospectus Summary) | 2015 High Watermark Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares (Class A)	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.41%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2004
2015 High Watermark Fund (First Prospectus Summary) | 2015 High Watermark Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) (Imposed on Reinvested Dividends)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Master Agreement Fee	rr_Component1OtherExpensesOverAssets	0.35%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses Before Expense Reimbursement	rr_ExpensesOverAssets	2.09%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	643
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,213
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,213
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2004

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 13 of the Prospectus for more information about the CDSCs.
[2]	This fee is paid to PGF under the Master Agreement and is a component of Other Expenses.
[3]	Any waivers or reimbursements made by SunAmerica Asset Management Corp. are subject to recoupment from the Fund within the two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 below.
[4]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.40% for Class A shares and 2.05% for Class C shares. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.
[5]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

2020 High Watermark Fund (First Prospectus Summary) | 2020 High Watermark Fund
2020 High Watermark Fund
INVESTMENT GOALS
The 2020 High Watermark Fund (the "2020 High Watermark Fund" or the "Fund")
seeks capital appreciation to the extent consistent with preservation of capital investment gains in order to have a net asset value ("NAV") on August 31, 2020, its Protected Maturity Date, at least equal to the Protected High Watermark
Value.

On the Fund's Protected Maturity Date, the Fund is designed to return to shareholders the highest net asset value (NAV) attained during the life of the
Fund, adjusted as a result of dividends, distributions and any extraordinary expenses. This NAV is the Fund's "high watermark value," which is referred to in this Prospectus as the Fund's Protected High Watermark Value. Shareholders must hold their shares until August 31, 2020, the Protected Maturity Date, in order to be entitled to redeem their shares for the Protected High Watermark Value.

The Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the
Protected High Watermark Value is backed by a master agreement ("Master
Agreement") between the Trust, on behalf of the Fund, and Prudential Global
Funding, LLC ("PGF"), under which PGF will pay to the Fund any shortfall between the Protected High Watermark Value and the actual NAV per share on the Fund's
Protected Maturity Date, provided certain conditions are met. PGF's obligations are guaranteed by its parent, Prudential Financial, Inc. ("Prudential
Financial").
The Fund seeks high total return as a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 14 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 41 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2020 High Watermark Fund		Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends)		none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 13 of the Prospectus for more information about CDSCs.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2020 High Watermark Fund		Class A	Class C
Management Fees		0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%
Master Agreement Fee	[1]	0.35%	0.35%
Other Expenses		0.84%	0.87%
Total Annual Fund Operating Expenses Before Expense Reimbursement		1.84%	2.52%
Fee Waivers and/or Expense Reimbursement	[2]	0.19%	0.22%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	[3]	1.65%	2.30%
[1]	This fee is paid to PGF under the Master Agreement and is a component of Other Expenses.
[2]	Any waivers or reimbursements made by SunAmerica Asset Management Corp. are subject to recoupment from the Fund within the two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 below.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.65% for Class A shares and 2.30% for Class C shares. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example 2020 High Watermark Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	733	1,065	1,420	2,417
Class C	333	718	1,230	2,473

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption 2020 High Watermark Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	733	1,065	1,420	2,417
Class C	233	718	1,230	2,473

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
The Fund seeks to generate capital appreciation by dynamically allocating its portfolio exposure to U.S. equity markets (consisting of exchange traded S&P 500
Index futures and options on these futures or options on the index) and to U.S.
fixed income markets (consisting of U.S. government securities, primarily STRIPS and other zero-coupon securities, and money market instruments). Exposures to both markets are managed to minimize the risk of loss of principal and investment gains over the life of the Fund (the Investment Period) and to become generally more conservative (that is, less exposed to equity markets) as the
Fund's Protected Maturity Date approaches. Under normal market conditions, the
Fund will initially seek significant equity exposures and relatively long duration fixed income exposures and will be managed such that, as the Protected
Maturity Date approaches, Fund holdings are increasingly devoted to high-grade, short-term fixed income securities.

The Fund's subadviser, Trajectory Asset Management LLC ("Trajectory" or the
"Adviser"), implements its proprietary strategy through a disciplined quantitative investment approach that seeks to maximize prospects for capital appreciation while attempting to preserve investment gains and controlling investment risk, particularly the risk of a shortfall between the Protected High
Watermark Value and the actual NAV per share of the Fund on its Protected
Maturity Date.

Generally, the Fund should be purchased only by investors who:

• have a long-term investment horizon compatible with the Fund's Protected
Maturity Date,

• seek potential for capital appreciation but place a premium on capital preservation,

• want a professionally managed and diversified portfolio, and

• are not seeking current income through cash dividends.

The Fund is inappropriate as:

• a means of "capturing" a Protected High Watermark Value that exceeds today's
NAV. The protected "yield" that a new investor would earn would generally be inferior to Treasury bonds of like duration. If this were not the case, then the
Early Closure Condition provision in the Master Agreement (as discussed on page
9) would require that the Fund be closed to new investors. This is true even in periods of rising interest rates, when the disparity between current NAV and the
Protected High Watermark Value may be pronounced.

• a short-term investment, despite the Fund's daily liquidity, since interim losses in value are not protected.

• an equity substitute, since the Fund's equity exposure is limited and generally declines over time.

The principal investment strategies and principal investment techniques of the
Fund may be changed without shareholder approval.
PRINCIPAL RISKS OF INVESTING IN THE FUND
There can be no assurance that the Fund's investment goals will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. You could lose money on an investment in the Fund.

The principal risks of an investment in the Fund involve opportunity costs, interim redemption risk (i.e., the risks associated with redemption prior to the
Fund's Protected Maturity Date), and early closure or early termination risk, as well as the risks associated with exposure to the equity and fixed income markets.

Opportunity Costs. Opportunity costs involve the likelihood that the Fund's equity exposure drops to a low level or is eliminated altogether during periods of low interest rates or declining equity markets. This would reduce the Fund's ability to participate in upward equity market movements and, therefore, represents some loss of opportunity compared to a portfolio that is fully invested in equities. In addition, the terms of the Master Agreement prescribe certain investment parameters within which a Fund must be managed during the
Investment Period to preserve the benefit of the Master Agreement. Accordingly, the Master Agreement could limit the Adviser's ability to alter the allocation of Fund assets in response to changing market conditions. The terms of the
Master Agreement could require the Fund to liquidate an equity index futures position when it otherwise would not be in the shareholders' best interests.
Under certain circumstances, the Master Agreement may also require all of the
Fund's assets to be invested in fixed income securities.

Interim Redemption Risk. Investors can realize significant losses if they redeem their shares before the Fund's Protected Maturity Date due to the possibility of a shortfall between the Protected High Watermark Value that investors earn if shares are held to the Fund's Protected Maturity Date and the actual NAV of Fund shares on the date of redemption. This shortfall could be more pronounced in an environment of rising interest rates or a declining stock market.

Early Closure Risk. An Early Closure Condition is a circumstance where the
Adviser allocates all of the Fund's assets to fixed income securities and/or the yield on the fixed income portfolio is insufficient to cover the Fund's operating expenses in which case the Fund will close to new investments. If an
Early Closure Condition occurs in the judgment of the Adviser, the Fund will close to new investments, though a new fund with the same Protected Maturity
Date may be established to accept new contributions.

Early Termination Risk. Under the Master Agreement, if certain low interest rate conditions occur and the Fund is within three years of its initial Protected
Maturity Date, the Fund can terminate early. If the Fund terminates early under these circumstances, the Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High
Watermark Value. If the Fund was to terminate before the Fund's Protected
Maturity Date (an Early Fund Termination) and the Trust's Board of Trustees
determine to liquidate the Fund, an investor would have to locate an alternative investment for his or her assets until the otherwise scheduled Protected
Maturity Date, which could involve transaction expenses.

Risk of Exposure to Both Equity and Fixed Income Markets. Because the Fund
participates in both the equity and debt markets, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when stocks are out of favor.
PERFORMANCE INFORMATION
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the Dow Jones Target Maturity 2020 Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850
x6003.
2020 HIGH WATERMARK FUND (CLASS A)

During the seven-year period shown in the Bar Chart, the highest return for a quarter was 12.22% (quarter ended 09/30/11) and the lowest return for a quarter was -7.24% (quarter ended 3/31/08).
Average Annual Total Returns (as of the periods ended December 31, 2011)
Average Annual Total Returns 2020 High Watermark Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A		10.17%	(0.44%)	2.84%	Jun 25, 2004
Class A After Taxes on Distributions	Return After Taxes on Distributions (Class A)		9.41%	(1.50%)	1.63%	Jun 25, 2004
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares (Class A)	[1]	6.61%	(0.92%)	1.84%	Jun 25, 2004
Class C	Class C		15.08%	0.08%	3.00%	Jun 25, 2004
Dow Jones Target Maturity 2020 Index	Dow Jones Target Maturity 2020 Index		4.62%	3.58%	5.63%	Jun 25, 2004
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2012
2020 High Watermark Fund (First Prospectus Summary) | 2020 High Watermark Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	2020 High Watermark Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOALS
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The 2020 High Watermark Fund (the "2020 High Watermark Fund" or the "Fund")
seeks capital appreciation to the extent consistent with preservation of capital investment gains in order to have a net asset value ("NAV") on August 31, 2020, its Protected Maturity Date, at least equal to the Protected High Watermark
Value.

On the Fund's Protected Maturity Date, the Fund is designed to return to shareholders the highest net asset value (NAV) attained during the life of the
Fund, adjusted as a result of dividends, distributions and any extraordinary expenses. This NAV is the Fund's "high watermark value," which is referred to in this Prospectus as the Fund's Protected High Watermark Value. Shareholders must hold their shares until August 31, 2020, the Protected Maturity Date, in order to be entitled to redeem their shares for the Protected High Watermark Value.

The Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the
Protected High Watermark Value is backed by a master agreement ("Master
Agreement") between the Trust, on behalf of the Fund, and Prudential Global
Funding, LLC ("PGF"), under which PGF will pay to the Fund any shortfall between the Protected High Watermark Value and the actual NAV per share on the Fund's
Protected Maturity Date, provided certain conditions are met. PGF's obligations are guaranteed by its parent, Prudential Financial, Inc. ("Prudential
		Financial").
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	The Fund seeks high total return as a secondary objective.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 14 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
		Shares" section on page 41 of the Fund's statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would
		be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to generate capital appreciation by dynamically allocating its portfolio exposure to U.S. equity markets (consisting of exchange traded S&P 500
Index futures and options on these futures or options on the index) and to U.S.
fixed income markets (consisting of U.S. government securities, primarily STRIPS and other zero-coupon securities, and money market instruments). Exposures to both markets are managed to minimize the risk of loss of principal and investment gains over the life of the Fund (the Investment Period) and to become generally more conservative (that is, less exposed to equity markets) as the
Fund's Protected Maturity Date approaches. Under normal market conditions, the
Fund will initially seek significant equity exposures and relatively long duration fixed income exposures and will be managed such that, as the Protected
Maturity Date approaches, Fund holdings are increasingly devoted to high-grade, short-term fixed income securities.

The Fund's subadviser, Trajectory Asset Management LLC ("Trajectory" or the
"Adviser"), implements its proprietary strategy through a disciplined quantitative investment approach that seeks to maximize prospects for capital appreciation while attempting to preserve investment gains and controlling investment risk, particularly the risk of a shortfall between the Protected High
Watermark Value and the actual NAV per share of the Fund on its Protected
Maturity Date.

Generally, the Fund should be purchased only by investors who:

• have a long-term investment horizon compatible with the Fund's Protected
Maturity Date,

• seek potential for capital appreciation but place a premium on capital preservation,

• want a professionally managed and diversified portfolio, and

• are not seeking current income through cash dividends.

The Fund is inappropriate as:

• a means of "capturing" a Protected High Watermark Value that exceeds today's
NAV. The protected "yield" that a new investor would earn would generally be inferior to Treasury bonds of like duration. If this were not the case, then the
Early Closure Condition provision in the Master Agreement (as discussed on page
9) would require that the Fund be closed to new investors. This is true even in periods of rising interest rates, when the disparity between current NAV and the
Protected High Watermark Value may be pronounced.

• a short-term investment, despite the Fund's daily liquidity, since interim losses in value are not protected.

• an equity substitute, since the Fund's equity exposure is limited and generally declines over time.

The principal investment strategies and principal investment techniques of the
		Fund may be changed without shareholder approval.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment goals will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. You could lose money on an investment in the Fund.

The principal risks of an investment in the Fund involve opportunity costs, interim redemption risk (i.e., the risks associated with redemption prior to the
Fund's Protected Maturity Date), and early closure or early termination risk, as well as the risks associated with exposure to the equity and fixed income markets.

Opportunity Costs. Opportunity costs involve the likelihood that the Fund's equity exposure drops to a low level or is eliminated altogether during periods of low interest rates or declining equity markets. This would reduce the Fund's ability to participate in upward equity market movements and, therefore, represents some loss of opportunity compared to a portfolio that is fully invested in equities. In addition, the terms of the Master Agreement prescribe certain investment parameters within which a Fund must be managed during the
Investment Period to preserve the benefit of the Master Agreement. Accordingly, the Master Agreement could limit the Adviser's ability to alter the allocation of Fund assets in response to changing market conditions. The terms of the
Master Agreement could require the Fund to liquidate an equity index futures position when it otherwise would not be in the shareholders' best interests.
Under certain circumstances, the Master Agreement may also require all of the
Fund's assets to be invested in fixed income securities.

Interim Redemption Risk. Investors can realize significant losses if they redeem their shares before the Fund's Protected Maturity Date due to the possibility of a shortfall between the Protected High Watermark Value that investors earn if shares are held to the Fund's Protected Maturity Date and the actual NAV of Fund shares on the date of redemption. This shortfall could be more pronounced in an environment of rising interest rates or a declining stock market.

Early Closure Risk. An Early Closure Condition is a circumstance where the
Adviser allocates all of the Fund's assets to fixed income securities and/or the yield on the fixed income portfolio is insufficient to cover the Fund's operating expenses in which case the Fund will close to new investments. If an
Early Closure Condition occurs in the judgment of the Adviser, the Fund will close to new investments, though a new fund with the same Protected Maturity
Date may be established to accept new contributions.

Early Termination Risk. Under the Master Agreement, if certain low interest rate conditions occur and the Fund is within three years of its initial Protected
Maturity Date, the Fund can terminate early. If the Fund terminates early under these circumstances, the Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High
Watermark Value. If the Fund was to terminate before the Fund's Protected
Maturity Date (an Early Fund Termination) and the Trust's Board of Trustees
determine to liquidate the Fund, an investor would have to locate an alternative investment for his or her assets until the otherwise scheduled Protected
Maturity Date, which could involve transaction expenses.

Risk of Exposure to Both Equity and Fixed Income Markets. Because the Fund
participates in both the equity and debt markets, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when stocks are
		out of favor.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. You could lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the Dow Jones Target Maturity 2020 Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850
		x6003.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the Dow Jones Target Maturity 2020 Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850 x6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	2020 HIGH WATERMARK FUND (CLASS A)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the seven-year period shown in the Bar Chart, the highest return for a quarter was 12.22% (quarter ended 09/30/11) and the lowest return for a quarter was -7.24% (quarter ended 3/31/08).
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other
		classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2011)
2020 High Watermark Fund (First Prospectus Summary) | 2020 High Watermark Fund | Dow Jones Target Maturity 2020 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Target Maturity 2020 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2004
2020 High Watermark Fund (First Prospectus Summary) | 2020 High Watermark Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Master Agreement Fee	rr_Component1OtherExpensesOverAssets	0.35%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses Before Expense Reimbursement	rr_ExpensesOverAssets	1.84%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	733
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,065
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,420
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,417
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	733
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,065
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,420
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,417
Annual Return 2005	rr_AnnualReturn2005	5.14%
Annual Return 2006	rr_AnnualReturn2006	10.10%
Annual Return 2007	rr_AnnualReturn2007	5.30%
Annual Return 2008	rr_AnnualReturn2008	(16.68%)
Annual Return 2009	rr_AnnualReturn2009	(6.69%)
Annual Return 2010	rr_AnnualReturn2010	8.42%
Annual Return 2011	rr_AnnualReturn2011	16.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.24%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.44%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2004
2020 High Watermark Fund (First Prospectus Summary) | 2020 High Watermark Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions (Class A)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.50%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2004
2020 High Watermark Fund (First Prospectus Summary) | 2020 High Watermark Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares (Class A)	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.92%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2004
2020 High Watermark Fund (First Prospectus Summary) | 2020 High Watermark Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Master Agreement Fee	rr_Component1OtherExpensesOverAssets	0.35%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses Before Expense Reimbursement	rr_ExpensesOverAssets	2.52%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.30%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	718
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,230
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,473
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	718
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,230
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,473
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2004

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 13 of the Prospectus for more information about CDSCs.
[2]	This fee is paid to PGF under the Master Agreement and is a component of Other Expenses.
[3]	Any waivers or reimbursements made by SunAmerica Asset Management Corp. are subject to recoupment from the Fund within the two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 below.
[4]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.65% for Class A shares and 2.30% for Class C shares. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.
[5]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

2015 High Watermark Fund (Second Prospectus Summary) | 2015 High Watermark Fund
2015 High Watermark Fund
INVESTMENT GOALS
The 2015 High Watermark Fund (the "2015 High Watermark Fund" or the "Fund")
seeks capital appreciation to the extent consistent with preservation of capital investment gains in order to have a net asset value ("NAV") on August 31, 2015, its Protected Maturity Date, at least equal to the Protected High Watermark
Value.

On the Fund's Protected Maturity Date, the Fund is designed to return to shareholders the highest net asset value (NAV) attained during the life of the
Fund, adjusted as a result of dividends, distributions and any extraordinary expenses. This NAV is the Fund's "high watermark value," which is referred to in this Prospectus as the Fund's Protected High Watermark Value. Shareholders must hold their shares until August 31, 2015, the Protected Maturity Date, in order to be entitled to redeem their shares for the Protected High Watermark Value.

The Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the
Protected High Watermark Value is backed by a master agreement ("Master
Agreement") between the Trust, on behalf of the Fund, and Prudential Global
Funding, LLC ("PGF"), under which PGF will pay to the Fund any shortfall between the Protected High Watermark Value and the actual NAV per share on the Fund's
Protected Maturity Date, provided certain conditions are met. PGF's obligations are guaranteed by its parent, Prudential Financial, Inc. ("Prudential
Financial").

On September 16, 2011, an Early Closure Condition occurred. This Early Closure
Condition required the Fund to irrevocably allocate its assets to its fixed income portfolio and to close to new investments. Accordingly, the Fund will no longer have the ability to obtain equity exposure and the risk of exposure to equity markets ("equity risk") no longer applies to this Fund.
The Fund seeks high total return as a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	2015 High Watermark Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends)	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		2015 High Watermark Fund Class I
Management Fees		0.40%
Distribution and/or Service (12b-1) Fees		none
Master Agreement Fee	[1]	0.35%
Other Expenses		0.94%
Total Annual Fund Operating Expenses Before Expense Reimbursement		1.34%
Fee Waivers and/or Expense Reimbursement	[2]	0.41%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	[3]	0.93%
[1]	This fee is paid to PGF under the Master Agreement and is a component of Other Expenses.
[2]	Any waivers or reimbursements made by SunAmerica Asset Management Corp. are subject to recoupment from the Fund within the two years after the occurence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 3 below.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.93% for Class I shares. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
2015 High Watermark Fund Class I	95	296	515	1,143

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
2015 High Watermark Fund Class I	95	296	515	1,143

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
The Fund seeks to generate capital appreciation by dynamically allocating its portfolio exposure to U.S. equity markets (consisting of exchange traded S&P 500
Index futures and options on these futures or options on the index) and to U.S.
fixed income markets (consisting of U.S. government securities, primarily STRIPS and other zero-coupon securities, and money market instruments). Exposures to both markets are managed to minimize the risk of loss of principal and investment gains over the life of the Fund (the Investment Period) and to become generally more conservative (that is, less exposed to equity markets) as the
Fund's Protected Maturity Date approaches. Under normal market conditions, the
Fund will initially seek significant equity exposures and relatively long duration fixed income exposures and will be managed such that, as the Protected
Maturity Date approaches, Fund holdings are increasingly devoted to high-grade, short-term fixed income securities.

The Fund's subadviser, Trajectory Asset Management LLC ("Trajectory" or the
"Adviser"), implements its proprietary strategy through a disciplined quantitative investment approach that seeks to maximize prospects for capital appreciation while attempting to preserve investment gains and controlling investment risk, particularly the risk of a shortfall between the Protected High
Watermark Value and the actual NAV per share of the Fund on its Protected
Maturity Date.

Generally, the Fund should be purchased only by investors who:

• have a long-term investment horizon compatible with the Fund's Protected
Maturity Date,

• seek potential for capital appreciation but place a premium on capital preservation,

• want a professionally managed and diversified portfolio, and

• are not seeking current income through cash dividends.

The Fund is inappropriate as:

• a means of "capturing" a Protected High Watermark Value that exceeds today's
NAV. The protected "yield" that a new investor would earn would generally be inferior to Treasury bonds of like duration. If this were not the case, then the
Early Closure Condition provision in the Master Agreement (as discussed on page
4) would require that the Fund be closed to new investors. This is true even in periods of rising interest rates, when the disparity between current NAV and the
Protected High Watermark Value may be pronounced.

• a short-term investment, despite the Fund's daily liquidity, since interim losses in value are not protected.

• an equity substitute, since the Fund's equity exposure is limited and generally declines over time.

The principal investment strategies and principal investment techniques of the
Fund may be changed without shareholder approval.

On September 16, 2011, an Early Closure Condition occurred. This Early Closure
Condition required the Fund to irrevocably allocate its assets to its fixed income portfolio and to close to new investments. Accordingly, the Fund will no longer have the ability to obtain equity exposure and equity risk no longer applies to this Fund.
PRINCIPAL RISKS OF INVESTING IN THE FUND
There can be no assurance that the Fund's investment goals will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. You could lose money on an investment in the Fund.

The principal risks of an investment in the Fund involve opportunity costs, interim redemption risk (i.e., the risks associated with redemption prior to the
Fund's Protected Maturity Date), and early closure or early termination risk, as well as the risks associated with exposure to the equity and fixed income markets.

Opportunity Costs. Opportunity costs involve the likelihood that the Fund's equity exposure drops to a low level or is eliminated altogether during periods of low interest rates or declining equity markets. This would reduce the Fund's ability to participate in upward equity market movements and, therefore, represents some loss of opportunity compared to a portfolio that is fully invested in equities. In addition, the terms of the Master Agreement prescribe certain investment parameters within which a Fund must be managed during the
Investment Period to preserve the benefit of the Master Agreement. Accordingly, the Master Agreement could limit the Adviser's ability to alter the allocation of Fund assets in response to changing market conditions. The terms of the
Master Agreement could require the Fund to liquidate an equity index futures position when it otherwise would not be in the shareholders' best interests.
Under certain circumstances, the Master Agreement may also require all of the
Fund's assets to be invested in fixed income securities.

Interim Redemption Risk. Investors can realize significant losses if they redeem their shares before the Fund's Protected Maturity Date due to the possibility of a shortfall between the Protected High Watermark Value that investors earn if shares are held to the Fund's Protected Maturity Date and the actual NAV of Fund shares on the date of redemption. This shortfall could be more pronounced in an environment of rising interest rates or a declining stock market.

Early Closure Risk. An Early Closure Condition is a circumstance where the
Adviser allocates all of the Fund's assets to fixed income securities and/or the yield on the fixed income portfolio is insufficient to cover the Fund's operating expenses in which case the Fund will close to new investments. If an
Early Closure Condition occurs in the judgment of the Adviser, the Fund will close to new investments, though a new fund with the same Protected Maturity
Date may be established to accept new contributions.

Early Termination Risk. Under the Master Agreement, if certain low interest rate conditions occur and the Fund is within three years of its initial Protected
Maturity Date, the Fund can terminate early. If the Fund terminates early under these circumstances, the Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High
Watermark Value. If the Fund was to terminate before the Fund's Protected
Maturity Date (an Early Fund Termination) and the Trust's Board of Trustees
determine to liquidate the Fund, an investor would have to locate an alternative investment for his or her assets until the otherwise scheduled Protected
Maturity Date, which could involve transaction expenses.

Risk of Exposure to Both Equity and Fixed Income Markets. Because the Fund
participates in both the equity and debt markets, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when stocks are out of favor.
PERFORMANCE INFORMATION
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the
Dow Jones Target Maturity 2015 Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Updated information on the Fund's performance can be obtained by visiting
www.sunamericafunds.com or can be obtained by phone at 800-858-8850 x6003.
2015 HIGH WATERMARK FUND (CLASS I)

During the six-year period shown in the Bar Chart, the highest return for a quarter was 7.00% (quarter ended 9/30/06) and the lowest return for a quarter was -3.96% (quarter ended 6/30/08).
Average Annual Total Returns (as of the periods ended December 31, 2011)
Average Annual Total Returns 2015 High Watermark Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Class I	Return Before Taxes		5.94%	2.54%	3.84%	Feb 18, 2005
Class I After Taxes on Distributions	Return After Taxes on Distributions		5.06%	1.43%	2.52%	Feb 18, 2005
Class I After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.86%	1.57%	2.61%	Feb 18, 2005
Dow Jones Target Maturity 2015 Index	Dow Jones Target Maturity 2015 Index		5.44%	4.21%			5.12%	Feb 18, 2005
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class I. After-tax returns for other classes will vary.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2012
2015 High Watermark Fund (Second Prospectus Summary) | 2015 High Watermark Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	2015 High Watermark Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOALS
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The 2015 High Watermark Fund (the "2015 High Watermark Fund" or the "Fund")
seeks capital appreciation to the extent consistent with preservation of capital investment gains in order to have a net asset value ("NAV") on August 31, 2015, its Protected Maturity Date, at least equal to the Protected High Watermark
Value.

On the Fund's Protected Maturity Date, the Fund is designed to return to shareholders the highest net asset value (NAV) attained during the life of the
Fund, adjusted as a result of dividends, distributions and any extraordinary expenses. This NAV is the Fund's "high watermark value," which is referred to in this Prospectus as the Fund's Protected High Watermark Value. Shareholders must hold their shares until August 31, 2015, the Protected Maturity Date, in order to be entitled to redeem their shares for the Protected High Watermark Value.

The Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the
Protected High Watermark Value is backed by a master agreement ("Master
Agreement") between the Trust, on behalf of the Fund, and Prudential Global
Funding, LLC ("PGF"), under which PGF will pay to the Fund any shortfall between the Protected High Watermark Value and the actual NAV per share on the Fund's
Protected Maturity Date, provided certain conditions are met. PGF's obligations are guaranteed by its parent, Prudential Financial, Inc. ("Prudential
Financial").

On September 16, 2011, an Early Closure Condition occurred. This Early Closure
Condition required the Fund to irrevocably allocate its assets to its fixed income portfolio and to close to new investments. Accordingly, the Fund will no longer have the ability to obtain equity exposure and the risk of exposure to
		equity markets ("equity risk") no longer applies to this Fund.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	The Fund seeks high total return as a secondary objective.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would
		be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to generate capital appreciation by dynamically allocating its portfolio exposure to U.S. equity markets (consisting of exchange traded S&P 500
Index futures and options on these futures or options on the index) and to U.S.
fixed income markets (consisting of U.S. government securities, primarily STRIPS and other zero-coupon securities, and money market instruments). Exposures to both markets are managed to minimize the risk of loss of principal and investment gains over the life of the Fund (the Investment Period) and to become generally more conservative (that is, less exposed to equity markets) as the
Fund's Protected Maturity Date approaches. Under normal market conditions, the
Fund will initially seek significant equity exposures and relatively long duration fixed income exposures and will be managed such that, as the Protected
Maturity Date approaches, Fund holdings are increasingly devoted to high-grade, short-term fixed income securities.

The Fund's subadviser, Trajectory Asset Management LLC ("Trajectory" or the
"Adviser"), implements its proprietary strategy through a disciplined quantitative investment approach that seeks to maximize prospects for capital appreciation while attempting to preserve investment gains and controlling investment risk, particularly the risk of a shortfall between the Protected High
Watermark Value and the actual NAV per share of the Fund on its Protected
Maturity Date.

Generally, the Fund should be purchased only by investors who:

• have a long-term investment horizon compatible with the Fund's Protected
Maturity Date,

• seek potential for capital appreciation but place a premium on capital preservation,

• want a professionally managed and diversified portfolio, and

• are not seeking current income through cash dividends.

The Fund is inappropriate as:

• a means of "capturing" a Protected High Watermark Value that exceeds today's
NAV. The protected "yield" that a new investor would earn would generally be inferior to Treasury bonds of like duration. If this were not the case, then the
Early Closure Condition provision in the Master Agreement (as discussed on page
4) would require that the Fund be closed to new investors. This is true even in periods of rising interest rates, when the disparity between current NAV and the
Protected High Watermark Value may be pronounced.

• a short-term investment, despite the Fund's daily liquidity, since interim losses in value are not protected.

• an equity substitute, since the Fund's equity exposure is limited and generally declines over time.

The principal investment strategies and principal investment techniques of the
Fund may be changed without shareholder approval.

On September 16, 2011, an Early Closure Condition occurred. This Early Closure
Condition required the Fund to irrevocably allocate its assets to its fixed income portfolio and to close to new investments. Accordingly, the Fund will no longer have the ability to obtain equity exposure and equity risk no longer
		applies to this Fund.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment goals will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. You could lose money on an investment in the Fund.

The principal risks of an investment in the Fund involve opportunity costs, interim redemption risk (i.e., the risks associated with redemption prior to the
Fund's Protected Maturity Date), and early closure or early termination risk, as well as the risks associated with exposure to the equity and fixed income markets.

Opportunity Costs. Opportunity costs involve the likelihood that the Fund's equity exposure drops to a low level or is eliminated altogether during periods of low interest rates or declining equity markets. This would reduce the Fund's ability to participate in upward equity market movements and, therefore, represents some loss of opportunity compared to a portfolio that is fully invested in equities. In addition, the terms of the Master Agreement prescribe certain investment parameters within which a Fund must be managed during the
Investment Period to preserve the benefit of the Master Agreement. Accordingly, the Master Agreement could limit the Adviser's ability to alter the allocation of Fund assets in response to changing market conditions. The terms of the
Master Agreement could require the Fund to liquidate an equity index futures position when it otherwise would not be in the shareholders' best interests.
Under certain circumstances, the Master Agreement may also require all of the
Fund's assets to be invested in fixed income securities.

Interim Redemption Risk. Investors can realize significant losses if they redeem their shares before the Fund's Protected Maturity Date due to the possibility of a shortfall between the Protected High Watermark Value that investors earn if shares are held to the Fund's Protected Maturity Date and the actual NAV of Fund shares on the date of redemption. This shortfall could be more pronounced in an environment of rising interest rates or a declining stock market.

Early Closure Risk. An Early Closure Condition is a circumstance where the
Adviser allocates all of the Fund's assets to fixed income securities and/or the yield on the fixed income portfolio is insufficient to cover the Fund's operating expenses in which case the Fund will close to new investments. If an
Early Closure Condition occurs in the judgment of the Adviser, the Fund will close to new investments, though a new fund with the same Protected Maturity
Date may be established to accept new contributions.

Early Termination Risk. Under the Master Agreement, if certain low interest rate conditions occur and the Fund is within three years of its initial Protected
Maturity Date, the Fund can terminate early. If the Fund terminates early under these circumstances, the Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High
Watermark Value. If the Fund was to terminate before the Fund's Protected
Maturity Date (an Early Fund Termination) and the Trust's Board of Trustees
determine to liquidate the Fund, an investor would have to locate an alternative investment for his or her assets until the otherwise scheduled Protected
Maturity Date, which could involve transaction expenses.

Risk of Exposure to Both Equity and Fixed Income Markets. Because the Fund
participates in both the equity and debt markets, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when stocks are
		out of favor.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. You could lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the
Dow Jones Target Maturity 2015 Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Updated information on the Fund's performance can be obtained by visiting
		www.sunamericafunds.com or can be obtained by phone at 800-858-8850 x6003.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850 x6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	2015 HIGH WATERMARK FUND (CLASS I)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the six-year period shown in the Bar Chart, the highest return for a quarter was 7.00% (quarter ended 9/30/06) and the lowest return for a quarter was -3.96% (quarter ended 6/30/08).
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I. After-tax returns for other classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class I. After-tax returns for other
		classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2011)
2015 High Watermark Fund (Second Prospectus Summary) | 2015 High Watermark Fund | Dow Jones Target Maturity 2015 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Target Maturity 2015 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.21%
Average Annual Returns, Since Inception Secondary	ck0001274768_AverageAnnualReturnSinceInceptionSecondary	5.12%
Average Annual Returns, Inception Date Secondary	ck0001274768_AverageAnnualReturnInceptionDateSecondary	Feb 18, 2005
2015 High Watermark Fund (Second Prospectus Summary) | 2015 High Watermark Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Master Agreement Fee	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses Before Expense Reimbursement	rr_ExpensesOverAssets	1.34%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	296
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	515
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,143
Annual Return 2006	rr_AnnualReturn2006	10.33%
Annual Return 2007	rr_AnnualReturn2007	5.83%
Annual Return 2008	rr_AnnualReturn2008	(4.78%)
Annual Return 2009	rr_AnnualReturn2009	(0.40%)
Annual Return 2010	rr_AnnualReturn2010	6.59%
Annual Return 2011	rr_AnnualReturn2011	5.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.96%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 2005
2015 High Watermark Fund (Second Prospectus Summary) | 2015 High Watermark Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 2005
2015 High Watermark Fund (Second Prospectus Summary) | 2015 High Watermark Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 2005

[1]	This fee is paid to PGF under the Master Agreement and is a component of Other Expenses.
[2]	Any waivers or reimbursements made by SunAmerica Asset Management Corp. are subject to recoupment from the Fund within the two years after the occurence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 3 below.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.93% for Class I shares. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.
[4]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

2020 High Watermark Fund (Second Prospectus Summary) | 2020 High Watermark Fund
2020 High Watermark Fund
INVESTMENT GOALS
The 2020 High Watermark Fund (the "2020 High Watermark Fund" or the "Fund")
seeks capital appreciation to the extent consistent with preservation of capital investment gains in order to have a net asset value ("NAV") on August 31, 2020, its Protected Maturity Date, at least equal to the Protected High Watermark
Value.

On the Fund's Protected Maturity Date, the Fund is designed to return to shareholders the highest net asset value (NAV) attained during the life of the
Fund, adjusted as a result of dividends, distributions and any extraordinary expenses. This NAV is the Fund's "high watermark value," which is referred to in this Prospectus as the Fund's Protected High Watermark Value. Shareholders must hold their shares until August 31, 2020, the Protected Maturity Date, in order to be entitled to redeem their shares for the Protected High Watermark Value.

The Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the
Protected High Watermark Value is backed by a master agreement ("Master
Agreement") between the Trust, on behalf of the Fund, and Prudential Global
Funding, LLC ("PGF"), under which PGF will pay to the Fund any shortfall between the Protected High Watermark Value and the actual NAV per share on the Fund's
Protected Maturity Date, provided certain conditions are met. PGF's obligations are guaranteed by its parent, Prudential Financial, Inc. ("Prudential
Financial").
The Fund seeks high total return as a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	2020 High Watermark Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends)	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		2020 High Watermark Fund Class I
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		none
Master Agreement Fee	[1]	0.35%
Other Expenses		1.12%
Total Annual Fund Operating Expenses Before Expense Reimbursement		1.77%
Fee Waivers and/or Expense Reimbursement	[2]	0.59%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	[3]	1.18%
[1]	This fee is paid to PGF under the Master Agreement and is a component of Other Expenses.
[2]	Any waivers or reimbursements made by SunAmerica Asset Management Corp. are subject to recoupment from the Fund within the following two years, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 3 below.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.18% for Class I shares. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
2020 High Watermark Fund Class I	120	375	649	1,432

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
2020 High Watermark Fund Class I	120	375	649	1,432

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
The Fund seeks to generate capital appreciation by dynamically allocating its portfolio exposure to U.S. equity markets (consisting of exchange traded S&P 500
Index futures and options on these futures or options on the index) and to U.S.
fixed income markets (consisting of U.S. government securities, primarily STRIPS and other zero-coupon securities, and money market instruments). Exposures to both markets are managed to minimize the risk of loss of principal and investment gains over the life of the Fund (the Investment Period) and to become generally more conservative (that is, less exposed to equity markets) as the
Fund's Protected Maturity Date approaches. Under normal market conditions, the
Fund will initially seek significant equity exposures and relatively long duration fixed income exposures and will be managed such that, as the Protected
Maturity Date approaches, Fund holdings are increasingly devoted to high-grade, short-term fixed income securities.

The Fund's subadviser, Trajectory Asset Management LLC ("Trajectory" or the
"Adviser"), implements its proprietary strategy through a disciplined quantitative investment approach that seeks to maximize prospects for capital appreciation while attempting to preserve investment gains and controlling investment risk, particularly the risk of a shortfall between the Protected High
Watermark Value and the actual NAV per share of the Fund on its Protected
Maturity Date.

Generally, the Fund should be purchased only by investors who:

• have a long-term investment horizon compatible with the Fund's Protected
Maturity Date,

• seek potential for capital appreciation but place a premium on capital preservation,

• want a professionally managed and diversified portfolio, and

• are not seeking current income through cash dividends.

The Fund is inappropriate as:

• a means of "capturing" a Protected High Watermark Value that exceeds today's
NAV. The protected "yield" that a new investor would earn would generally be inferior to Treasury bonds of like duration. If this were not the case, then the
Early Closure Condition provision in the Master Agreement (as discussed on page
9) would require that the Fund be closed to new investors. This is true even in periods of rising interest rates, when the disparity between current NAV and the
Protected High Watermark Value may be pronounced.

• a short-term investment, despite the Fund's daily liquidity, since interim losses in value are not protected.

• an equity substitute, since the Fund's equity exposure is limited and generally declines over time.

The principal investment strategies and principal investment techniques of the
Fund may be changed without shareholder approval.
PRINCIPAL RISKS OF INVESTING IN THE FUND
There can be no assurance that the Fund's investment goals will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. You could lose money on an investment in the Fund.

The principal risks of an investment in the Fund involve opportunity costs, interim redemption risk (i.e., the risks associated with redemption prior to the
Fund's Protected Maturity Date), and early closure or early termination risk, as well as the risks associated with exposure to the equity and fixed income markets.

Opportunity Costs. Opportunity costs involve the likelihood that the Fund's equity exposure drops to a low level or is eliminated altogether during periods of low interest rates or declining equity markets. This would reduce the Fund's ability to participate in upward equity market movements and, therefore, represents some loss of opportunity compared to a portfolio that is fully invested in equities. In addition, the terms of the Master Agreement prescribe certain investment parameters within which a Fund must be managed during the
Investment Period to preserve the benefit of the Master Agreement. Accordingly, the Master Agreement could limit the Adviser's ability to alter the allocation of Fund assets in response to changing market conditions. The terms of the
Master Agreement could require the Fund to liquidate an equity index futures position when it otherwise would not be in the shareholders' best interests.
Under certain circumstances, the Master Agreement may also require all of the
Fund's assets to be invested in fixed income securities.

Interim Redemption Risk. Investors can realize significant losses if they redeem their shares before the Fund's Protected Maturity Date due to the possibility of a shortfall between the Protected High Watermark Value that investors earn if shares are held to the Fund's Protected Maturity Date and the actual NAV of Fund shares on the date of redemption. This shortfall could be more pronounced in an environment of rising interest rates or a declining stock market.

Early Closure Risk. An Early Closure Condition is a circumstance where the
Adviser allocates all of the Fund's assets to fixed income securities and/or the yield on the fixed income portfolio is insufficient to cover the Fund's operating expenses in which case the Fund will close to new investments. If an
Early Closure Condition occurs in the judgment of the Adviser, the Fund will close to new investments, though a new fund with the same Protected Maturity
Date may be established to accept new contributions.

Early Termination Risk. Under the Master Agreement, if certain low interest rate conditions occur and the Fund is within three years of its initial Protected
Maturity Date, the Fund can terminate early. If the Fund terminates early under these circumstances, the Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High
Watermark Value. If the Fund was to terminate before the Fund's Protected
Maturity Date (an Early Fund Termination) and the Trust's Board of Trustees
determine to liquidate the Fund, an investor would have to locate an alternative investment for his or her assets until the otherwise scheduled Protected
Maturity Date, which could involve transaction expenses.

Risk of Exposure to Both Equity and Fixed Income Markets. Because the Fund
participates in both the equity and debt markets, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when stocks are out of favor.
PERFORMANCE INFORMATION
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the Dow Jones Target Maturity 2020 Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850
x6003.
2020 HIGH WATERMARK FUND (CLASS I)

During the six-year period shown in the Bar Chart, the highest return for a quarter was 12.41% (quarter ended 9/30/11) and the lowest return for a quarter was -7.14% (quarter ended 3/31/08).
Average Annual Total Returns (as of the periods ended December 31, 2011)
Average Annual Total Returns 2020 High Watermark Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Class I	Return Before Taxes		17.35%	1.21%	3.07%	Feb 18, 2005
Class I After Taxes on Distributions	Return After Taxes on Distributions		16.39%	(0.03%)	1.63%	Feb 18, 2005
Class I After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.28%	0.37%	1.90%	Feb 18, 2005
Dow Jones Target Maturity 2020 Index	Dow Jones Target Maturity 2020 Index		4.62%	3.58%			5.02%	Feb 18, 2005
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class I. After-tax returns for other classes will vary.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2012
2020 High Watermark Fund (Second Prospectus Summary) | 2020 High Watermark Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	2020 High Watermark Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOALS
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The 2020 High Watermark Fund (the "2020 High Watermark Fund" or the "Fund")
seeks capital appreciation to the extent consistent with preservation of capital investment gains in order to have a net asset value ("NAV") on August 31, 2020, its Protected Maturity Date, at least equal to the Protected High Watermark
Value.

On the Fund's Protected Maturity Date, the Fund is designed to return to shareholders the highest net asset value (NAV) attained during the life of the
Fund, adjusted as a result of dividends, distributions and any extraordinary expenses. This NAV is the Fund's "high watermark value," which is referred to in this Prospectus as the Fund's Protected High Watermark Value. Shareholders must hold their shares until August 31, 2020, the Protected Maturity Date, in order to be entitled to redeem their shares for the Protected High Watermark Value.

The Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the
Protected High Watermark Value is backed by a master agreement ("Master
Agreement") between the Trust, on behalf of the Fund, and Prudential Global
Funding, LLC ("PGF"), under which PGF will pay to the Fund any shortfall between the Protected High Watermark Value and the actual NAV per share on the Fund's
Protected Maturity Date, provided certain conditions are met. PGF's obligations are guaranteed by its parent, Prudential Financial, Inc. ("Prudential
		Financial").
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	The Fund seeks high total return as a secondary objective.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would
		be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to generate capital appreciation by dynamically allocating its portfolio exposure to U.S. equity markets (consisting of exchange traded S&P 500
Index futures and options on these futures or options on the index) and to U.S.
fixed income markets (consisting of U.S. government securities, primarily STRIPS and other zero-coupon securities, and money market instruments). Exposures to both markets are managed to minimize the risk of loss of principal and investment gains over the life of the Fund (the Investment Period) and to become generally more conservative (that is, less exposed to equity markets) as the
Fund's Protected Maturity Date approaches. Under normal market conditions, the
Fund will initially seek significant equity exposures and relatively long duration fixed income exposures and will be managed such that, as the Protected
Maturity Date approaches, Fund holdings are increasingly devoted to high-grade, short-term fixed income securities.

The Fund's subadviser, Trajectory Asset Management LLC ("Trajectory" or the
"Adviser"), implements its proprietary strategy through a disciplined quantitative investment approach that seeks to maximize prospects for capital appreciation while attempting to preserve investment gains and controlling investment risk, particularly the risk of a shortfall between the Protected High
Watermark Value and the actual NAV per share of the Fund on its Protected
Maturity Date.

Generally, the Fund should be purchased only by investors who:

• have a long-term investment horizon compatible with the Fund's Protected
Maturity Date,

• seek potential for capital appreciation but place a premium on capital preservation,

• want a professionally managed and diversified portfolio, and

• are not seeking current income through cash dividends.

The Fund is inappropriate as:

• a means of "capturing" a Protected High Watermark Value that exceeds today's
NAV. The protected "yield" that a new investor would earn would generally be inferior to Treasury bonds of like duration. If this were not the case, then the
Early Closure Condition provision in the Master Agreement (as discussed on page
9) would require that the Fund be closed to new investors. This is true even in periods of rising interest rates, when the disparity between current NAV and the
Protected High Watermark Value may be pronounced.

• a short-term investment, despite the Fund's daily liquidity, since interim losses in value are not protected.

• an equity substitute, since the Fund's equity exposure is limited and generally declines over time.

The principal investment strategies and principal investment techniques of the
		Fund may be changed without shareholder approval.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment goals will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. You could lose money on an investment in the Fund.

The principal risks of an investment in the Fund involve opportunity costs, interim redemption risk (i.e., the risks associated with redemption prior to the
Fund's Protected Maturity Date), and early closure or early termination risk, as well as the risks associated with exposure to the equity and fixed income markets.

Opportunity Costs. Opportunity costs involve the likelihood that the Fund's equity exposure drops to a low level or is eliminated altogether during periods of low interest rates or declining equity markets. This would reduce the Fund's ability to participate in upward equity market movements and, therefore, represents some loss of opportunity compared to a portfolio that is fully invested in equities. In addition, the terms of the Master Agreement prescribe certain investment parameters within which a Fund must be managed during the
Investment Period to preserve the benefit of the Master Agreement. Accordingly, the Master Agreement could limit the Adviser's ability to alter the allocation of Fund assets in response to changing market conditions. The terms of the
Master Agreement could require the Fund to liquidate an equity index futures position when it otherwise would not be in the shareholders' best interests.
Under certain circumstances, the Master Agreement may also require all of the
Fund's assets to be invested in fixed income securities.

Interim Redemption Risk. Investors can realize significant losses if they redeem their shares before the Fund's Protected Maturity Date due to the possibility of a shortfall between the Protected High Watermark Value that investors earn if shares are held to the Fund's Protected Maturity Date and the actual NAV of Fund shares on the date of redemption. This shortfall could be more pronounced in an environment of rising interest rates or a declining stock market.

Early Closure Risk. An Early Closure Condition is a circumstance where the
Adviser allocates all of the Fund's assets to fixed income securities and/or the yield on the fixed income portfolio is insufficient to cover the Fund's operating expenses in which case the Fund will close to new investments. If an
Early Closure Condition occurs in the judgment of the Adviser, the Fund will close to new investments, though a new fund with the same Protected Maturity
Date may be established to accept new contributions.

Early Termination Risk. Under the Master Agreement, if certain low interest rate conditions occur and the Fund is within three years of its initial Protected
Maturity Date, the Fund can terminate early. If the Fund terminates early under these circumstances, the Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High
Watermark Value. If the Fund was to terminate before the Fund's Protected
Maturity Date (an Early Fund Termination) and the Trust's Board of Trustees
determine to liquidate the Fund, an investor would have to locate an alternative investment for his or her assets until the otherwise scheduled Protected
Maturity Date, which could involve transaction expenses.

Risk of Exposure to Both Equity and Fixed Income Markets. Because the Fund
participates in both the equity and debt markets, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when stocks are
		out of favor.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. You could lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the Dow Jones Target Maturity 2020 Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850
		x6003.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the Dow Jones Target Maturity 2020 Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850 x6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	2020 HIGH WATERMARK FUND (CLASS I)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the six-year period shown in the Bar Chart, the highest return for a quarter was 12.41% (quarter ended 9/30/11) and the lowest return for a quarter was -7.14% (quarter ended 3/31/08).
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I. After-tax returns for other classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class I. After-tax returns for other
		classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2011)
2020 High Watermark Fund (Second Prospectus Summary) | 2020 High Watermark Fund | Dow Jones Target Maturity 2020 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Target Maturity 2020 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.58%
Average Annual Returns, Since Inception Secondary	ck0001274768_AverageAnnualReturnSinceInceptionSecondary	5.02%
Average Annual Returns, Inception Date Secondary	ck0001274768_AverageAnnualReturnInceptionDateSecondary	Feb 18, 2005
2020 High Watermark Fund (Second Prospectus Summary) | 2020 High Watermark Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Master Agreement Fee	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses Before Expense Reimbursement	rr_ExpensesOverAssets	1.77%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	120
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	375
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	649
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,432
Annual Return 2006	rr_AnnualReturn2006	10.64%
Annual Return 2007	rr_AnnualReturn2007	5.78%
Annual Return 2008	rr_AnnualReturn2008	(16.26%)
Annual Return 2009	rr_AnnualReturn2009	(6.15%)
Annual Return 2010	rr_AnnualReturn2010	8.85%
Annual Return 2011	rr_AnnualReturn2011	17.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.14%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 2005
2020 High Watermark Fund (Second Prospectus Summary) | 2020 High Watermark Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.03%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 2005
2020 High Watermark Fund (Second Prospectus Summary) | 2020 High Watermark Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 2005

[1]	This fee is paid to PGF under the Master Agreement and is a component of Other Expenses.
[2]	Any waivers or reimbursements made by SunAmerica Asset Management Corp. are subject to recoupment from the Fund within the following two years, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 3 below.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.18% for Class I shares. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.
[4]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

SunAmerica Alternative Strategies Fund (Prospectus Summary) | SunAmerica Alternative Strategies Fund
SunAmerica Alternative Strategies Fund
INVESTMENT GOAL
The SunAmerica Alternative Strategies Fund (the "Fund") seeks to achieve long-term total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 11 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 67 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica Alternative Strategies Fund		Class A	Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 10 of the Prospectus for more information about CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica Alternative Strategies Fund		Class A	Class C	Class W
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	none
Other Expenses of the Fund		0.32%	0.35%	0.50%
Other Expenses of the Subsidiary (including Subsidiary Management Fee)	[1]	0.24%	0.24%	0.24%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement/(Recoupment)		1.92%	2.60%	1.75%
Fee Waiver	[2]	0.23%	0.23%	0.23%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	[3]	(0.0003)	(0.0001)	(0.0001)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/(Recoupment)	[3][4][5]	1.72%	2.38%	1.53%
[1]	The Fund invests in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary has entered into a separate contract with SunAmerica Asset Management Corp. ("SunAmerica") for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of its net assets.
[2]	SunAmerica has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to SunAmerica by the Subsidiary (as described in footnote 2 above) ("Management Fee Waiver"). This waiver may not be terminated by SunAmerica and will remain in effect for as long as SunAmerica's contract with the Subsidiary is in place.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72% for Class A shares, 2.37% for Class C shares and 1.52% for Class W shares. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.
[4]	Any waivers or reimbursements made by SunAmerica (except the Management Fee Waiver) are subject to recoupment from the Fund within the two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the forgoing expense limitations.
[5]	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown in the table above for Class C and W shares exceed the contractual expense limitations shown in footnote 4 for these classes because they include Acquired Fund Fees and Expenses, whereas the contractual expense limitations are based on operating expenses and do not include Acquired Fund Fees and Expenses.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example SunAmerica Alternative Strategies Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	740	1,086	1,455	2,488
Class C	341	742	1,270	2,716
Class W	156	483	834	1,824

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SunAmerica Alternative Strategies Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	740	1,086	1,455	2,488
Class C	241	742	1,270	2,716
Class W	156	483	834	1,824

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
The Fund's subadviser, Pelagos Capital Management, LLC (the "Adviser" or
"Pelagos Capital®"), seeks to provide long-term total return by utilizing an actively managed quantitative investment process to provide exposure to a diversified portfolio of alternative, or non-traditional, investment strategies and asset classes, and by investing in U.S. Government securities and other fixed income securities.

The Fund is designed to be a complement to an existing portfolio of equity and fixed income investments by serving as a core alternative investment component within an investor's portfolio and seeks to enhance a shareholder's overall portfolio efficiency (i.e., adding more return per unit of risk). The Fund seeks to enhance a traditional portfolio by achieving broad commodity index and hedge fund index exposure, and by employing a managed futures strategy. The returns generated by this exposure are generally expected to provide a low correlation to the returns of equity and fixed income investments and as such, an investment in the Fund may provide investors with a way to achieve diversification in their overall portfolio. The Fund is not a complete investment program and should not be an investor's sole investment because its performance is linked to the performance of highly volatile commodities and hedge funds. The Fund may also hold investments through the managed futures strategy that may fluctuate significantly in value over short periods of time. Investors should consider buying shares of the Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed income and equity investments.
Investors in the Fund should be willing to assume the greater risks of potentially significant short-term share price fluctuations because of the
Fund's investments in commodity-linked and hedge fund-linked instruments and in managed futures. The Fund is also not designed for investors seeking current income or preservation of capital.

Commodity Exposure. The Fund seeks exposure to the commodities markets by investing in commodity-linked derivative instruments. By investing in these derivative instruments, the Fund seeks to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. Real assets include such things as industrial and precious metals, gas, oil, livestock, agricultural or meat products and other items.

The Fund expects to gain a significant percentage of its exposure to the commodities markets through investment in commodity-linked notes and through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Commodity-linked notes pay a return linked to the performance of commodity indexes (such as the S&P GSCI Commodity
Index ("S&P GSCI")) or baskets of futures contracts with respect to all of the commodities in an index. The principal and/or interest payments of commodity-linked notes are tied to the value of a real asset or commodity index. These commodity-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The notes are debt instruments with principal payments generally linked to the value of (derived from) commodities, commodity futures contracts or the performance of commodity indexes and interest and coupon payments pegged to a market-based interest rate, such as LIBOR or a bank's prime rate. The value of these notes is expected to rise or fall in response to commodity index changes, and thus provide the Fund with economic exposure to movements in commodity prices. The Fund may also invest in other commodity-linked derivatives, including commodity swaps, commodity options, futures contracts and exchange-traded notes ("ETNs"). The
Fund will not invest directly in commodities.

Hedge Fund Exposure. The Fund seeks exposure to hedge funds by investing in hedge fund-linked derivative instruments. The Fund's overall hedge fund exposure will be a broad-based exposure that is diversified across a spectrum of hedge fund strategies and managers.

The Fund may gain exposure to hedge funds through investments in hedge fund-linked notes and/or total return swaps and through investments in the
Subsidiary. The principal and/or interest payments of hedge fund-linked notes and swaps are linked to the value of a hedge fund index (such as the HFRX Equal
Weighted Strategies Index). These hedge fund-linked notes or swaps are sometimes referred to as "structured notes" or "structured swaps" because the terms of these notes or swaps may be structured by the issuer and the purchaser of the note or swap. The notes and swaps are debt instruments or contractual obligations, respectively, with principal payments generally linked to the value of hedge fund indexes, and interest and coupon payments pegged to a market-based interest rate, such as LIBOR or a bank's prime rate. The value of these notes and swaps is expected to rise or fall in response to hedge fund index changes, and thus provide the Fund with economic exposure to movements in hedge fund index levels. The Fund will not invest directly in hedge funds.

The Fund may also seek hedge fund exposure through a replication strategy, as described below. The Adviser, in its sole discretion, will determine how the
Fund allocates its hedge fund exposure with respect to investments made in connection with the replication strategy and/or investments in structured notes and swaps. This allocation may vary from time to time depending on market conditions and other factors, and may result in the Fund obtaining hedge fund exposure solely through the replication strategy or solely through structured notes or swaps.

Hedge Fund Index Replication Strategy. The Fund will also utilize a proprietary quantitative investment process that seeks to provide returns similar to a broad-based hedge fund index over time (e.g., HFRX Equal Weighted Strategies
Index, HFRI Fund Weighted Composite Index). This process attempts to achieve hedge fund index replicated returns primarily via liquid exposure vehicles such as exchange traded funds ("ETFs"), ETNs, financial futures and fixed income securities. The Fund will not invest directly in hedge funds.

Managed Futures Strategy. Managed futures involve going long or short in futures contracts and futures-related instruments. Although allocations may shift over time in response to market conditions and trends, the Fund generally intends to maintain exposure to each of the following four major asset classes within the
Fund's managed futures strategy: commodities, currencies, fixed income and equity index futures. The Fund will generally invest in futures contracts and futures-related instruments including, but not limited to, equity index futures, currency forwards, commodity futures, swaps on commodity futures, fixed income futures and options on futures (collectively, the "managed futures instruments"), either by investing directly in those managed futures instruments, or by investing through the Subsidiary.

In selecting the managed futures instruments for the Fund, the Adviser utilizes a proprietary quantitative investment process that seeks to identify trends in commodity, currency, fixed income and equity index futures. Once a trend is determined, the Fund will take either a long or short position in the given managed futures instrument by either buying or selling a futures contract. If the Fund buys a futures contract, it agrees to purchase the underlying asset on the settlement date and is said to be "long" the contract. If the Fund sells a futures contract, it agrees to sell the underlying asset on the settlement date and is said to be "short" the contract. A long position will benefit from an increase in price of the underlying managed futures instrument, while a short position will benefit from a decrease in price of the underlying instrument. The size of the Fund's position in a particular asset class, or investment sector of an asset class (e.g., crude oil, European currency, government bond futures,
U.S. large-cap indices), will depend on the Adviser's confidence in the trend continuing as well as its evaluation of the overall risk to the Fund.

Investments in U.S. Government Securities. Assets not invested in managed futures instruments, commodity-linked derivatives, hedge fund-linked derivatives or in accordance with the hedge fund replication strategy will primarily be invested in U.S. Government securities, including "Treasury inflation-protected securities" or "TIPS." The Fund may also invest in other fixed income securities.

Investments in the Wholly-Owned Subsidiary. The Fund may gain exposure to the commodities markets and hedge funds by investing in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity-linked and hedge fund-linked derivatives including swaps, structured notes, options, futures and options on futures. The Subsidiary is managed by SunAmerica Asset Management
Corp. ("SunAmerica" or the "Manager") and advised by Pelagos Capital® and has the same investment objective as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary.  Investment in the Subsidiary is expected to provide the Fund with commodity and hedge fund exposure within the limitations of the federal tax requirements that apply to the Fund.

In addition to the use of commodity-linked and hedge fund-linked notes and derivatives and the managed futures instruments, the Fund can use derivative instruments, such as options, futures and swaps, to seek greater investment returns or to hedge against declines in the value of the Fund's other portfolio investments.

The principal investment strategies and principal investment techniques of the
Fund may be changed without shareholder approval.
PRINCIPAL RISKS OF INVESTING IN THE FUND
There can be no assurance that the Fund's investment goals will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The principal risks of the Fund are:

Commodity Exposure Risks. Exposure to the commodities markets may subject the
Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Hedge Fund Exposure Risks. Indirect exposure to hedge funds may subject the Fund to greater volatility than investments in traditional securities. The hedge funds comprising a hedge fund index, for example, invest in and may actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. The managers of the hedge funds also may use proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated. In addition, the hedge fund managers often are entitled to receive performance-based allocations out of the net profits of the hedge funds, which may create an incentive for the managers to make investments that are riskier or more speculative than they might have made in the absence of such arrangements.

Futures Contracts Risks. The risks associated with the Fund's use of futures contracts include: (i) although the Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous; (ii)
the risk that losses caused by sudden, unanticipated market movements may be potentially unlimited; (iii) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (iv)
trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (v) if the
Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times.

Risks of Commodity-Linked and Hedge Fund-Linked Notes. The commodity-linked and hedge fund-linked notes in which the Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk and hedge fund risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and fixed income securities.

Risks of Commodity-Linked and Hedge Fund-Linked Derivatives. The commodity and hedge fund-linked derivative instruments in which the Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked and hedge fund-linked notes and swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these notes and/or swaps as compared to the index.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are managed by SunAmerica and advised by Pelagos Capital®, making it unlikely that the
Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in the laws of the United States and/or the
Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional
Information ("SAI") and could adversely affect the Fund.

Risks of Derivative Instruments. There are special risks associated with futures or other derivative instruments and hedging strategies the Fund might use. If the Adviser uses a future or other derivative instrument at the wrong time or judges market conditions incorrectly, use of a future or other derivative instrument may result in a significant loss to the Fund and reduce the Fund's return. The Fund could also experience losses if the prices of its futures or other derivative instruments were not properly correlated with its other investments.

Risks of Leverage. Managed futures instruments and some other derivatives the
Fund buys involve a degree of leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment.
The Fund's use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses futures and other derivatives for leverage, a shareholder's investment in the Fund will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund's investments.

Credit Risk. The commodity-linked notes, hedge fund-linked notes, swaps,
"over-the-counter" ("OTC") options, and fixed income securities the Fund buys are subject to credit risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. If the issuer fails to pay interest, the Fund's income might be reduced. If the issuer fails to pay principal, the Fund can lose money on the investment, and its share price may fall.

Counterparty Risk. The Fund will be exposed to the credit of the counterparties to derivative contracts and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Interest Rate Risk. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations is generally greater for debt securities with longer maturities.
The value of the Fund's currency and fixed income futures will fluctuate in varying directions and amounts based on the specific types of futures held by the Fund. The Fund's share price can go up or down when interest rates change because of the effect of the change in the value of the Fund's portfolio of fixed income securities and currency and fixed income futures.

Illiquidity Risk. Certain investments may be difficult or impossible to sell at the time and the price that the Fund would like. In addition, while not necessarily illiquid securities, certain derivatives in which the Fund invests are generally not listed on any exchange and the secondary market for those derivatives has less liquidity relative to markets for other securities.
Obtaining valuations for those derivatives may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given derivative may differ from its current valuation.

Foreign Exposure Risk. Investments that provide exposure to foreign countries, whether directly or indirectly, through a futures contract (e.g., foreign currency futures, foreign equity index futures) or other instrument (e.g., commodity or hedge-fund linked notes issued by foreign banks or indexed to indices with foreign exposure), are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

Currency Risk. The Fund will be exposed to currency risk through the currency futures in which it invests. Currency risk is the risk that changes in currency exchange rates will negatively affect securities or instruments denominated in, and/or payments received in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments in securities or instruments denominated in a foreign currency or may widen existing losses.

Risks of Exchange-Traded Funds. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.

Financial Services Risk. The commodity-linked notes and hedge fund-linked notes in which the Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance industries. In addition, companies in the financial services sector may serve as counterparties to other derivative transactions in which the Fund engages. As a result, events affecting issuers in the financial services sector may cause the Fund's share value to fluctuate and may impact a company's creditworthiness or ability to perform under its agreement with the Fund, as described in more detail under "Credit
Risk" and "Counterparty Risk."

Regulatory Risk. In February 2012, the Commodity Futures Trading Commission
("CFTC") adopted certain regulatory changes that will likely subject the Fund to regulation by the CFTC as a commodity pool. If the Trust is subject to regulation as a commodity pool with respect to the Fund, SunAmerica will likely be subject to CFTC regulation as a commodity pool operator ("CPO") and a commodity trading advisor ("CTA") and Pelagos to CFTC regulation as a CTA.
Compliance with the CFTC's regulatory changes will be required by the later of
December 31, 2012 or sixty (60) days following promulgation of related final
CFTC and SEC rules. The CFTC also adopted regulatory changes that will similarly require SunAmerica to register as the CPO and a CTA of the Subsidiary and
Pelagos as a CTA of the Subsidiary. Compliance with CFTC regulations as they apply to the Subsidiary is required by December 31, 2012. The disclosure and operations of the Trust, with respect to the Fund, and the Subsidiary will need to comply with all applicable regulations governing CPOs, CTAs and commodity pools. Compliance with these additional registration and regulatory requirements will increase Fund expenses.

Investors should note that the ability of the Adviser to successfully implement the Fund's strategies, including the quantitative investment process used by the
Adviser to provide commodity and hedge fund exposure and the proprietary strategies used in connection with the managed futures strategy and hedge fund index replication strategy, will influence the performance of the Fund significantly.
PERFORMANCE INFORMATION
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing the Fund's performance for the calendar year and compares the Fund's average annual returns, to those of the S&P 500 Index, a broad measure of market performance, as well as to those of the Alternative Strategies
Blended Benchmark Index. The Alternative Strategies Blended Benchmark Index is
comprised of an approximate 33% weighting in each of S&P GSCI Light Energy Total
Return Index, Hedge Fund Research Equal Weighted Strategies Index and S&P
Diversified Trends Indicator, as calculated by SunAmerica. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850 x6003.
SUNAMERICA ALTERNATIVE STRATEGIES FUND (CLASS A)

During the three-year period shown in the Bar Chart, the highest return for a quarter was 13.32% (quarter ended 9/30/11) and the lowest return for a quarter was -10.32% (quarter ended 12/31/11).
Average Annual Total Returns (as of the periods ended December 31, 2011)
Average Annual Total Returns SunAmerica Alternative Strategies Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A		(5.32%)	0.85%	Nov 4, 2008
Class A After Taxes on Distributions	Return After Taxes on Distributions (Class A)		(6.18%)	0.25%	Nov 4, 2008
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares (Class A)	[1]	(2.87%)	0.50%	Nov 4, 2008
Class C	Class C		(1.15%)	2.11%	Nov 4, 2008
Class W	Class W		0.66%	2.96%	Nov 4, 2008
S&P 500 Index	S&P 500 Index		2.11%	11.18%	Nov 4, 2008
Alternative Strategies Blended Benchmark	Alternative Strategies Blended Benchmark Index		(6.03%)	(0.15%)	Nov 4, 2008
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2012
SunAmerica Alternative Strategies Fund (Prospectus Summary) | SunAmerica Alternative Strategies Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SunAmerica Alternative Strategies Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The SunAmerica Alternative Strategies Fund (the "Fund") seeks to achieve long-term total return.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 11 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
		Shares" section on page 67 of the Fund's statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would
		be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund's subadviser, Pelagos Capital Management, LLC (the "Adviser" or
"Pelagos Capital®"), seeks to provide long-term total return by utilizing an actively managed quantitative investment process to provide exposure to a diversified portfolio of alternative, or non-traditional, investment strategies and asset classes, and by investing in U.S. Government securities and other fixed income securities.

The Fund is designed to be a complement to an existing portfolio of equity and fixed income investments by serving as a core alternative investment component within an investor's portfolio and seeks to enhance a shareholder's overall portfolio efficiency (i.e., adding more return per unit of risk). The Fund seeks to enhance a traditional portfolio by achieving broad commodity index and hedge fund index exposure, and by employing a managed futures strategy. The returns generated by this exposure are generally expected to provide a low correlation to the returns of equity and fixed income investments and as such, an investment in the Fund may provide investors with a way to achieve diversification in their overall portfolio. The Fund is not a complete investment program and should not be an investor's sole investment because its performance is linked to the performance of highly volatile commodities and hedge funds. The Fund may also hold investments through the managed futures strategy that may fluctuate significantly in value over short periods of time. Investors should consider buying shares of the Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed income and equity investments.
Investors in the Fund should be willing to assume the greater risks of potentially significant short-term share price fluctuations because of the
Fund's investments in commodity-linked and hedge fund-linked instruments and in managed futures. The Fund is also not designed for investors seeking current income or preservation of capital.

Commodity Exposure. The Fund seeks exposure to the commodities markets by investing in commodity-linked derivative instruments. By investing in these derivative instruments, the Fund seeks to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. Real assets include such things as industrial and precious metals, gas, oil, livestock, agricultural or meat products and other items.

The Fund expects to gain a significant percentage of its exposure to the commodities markets through investment in commodity-linked notes and through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Commodity-linked notes pay a return linked to the performance of commodity indexes (such as the S&P GSCI Commodity
Index ("S&P GSCI")) or baskets of futures contracts with respect to all of the commodities in an index. The principal and/or interest payments of commodity-linked notes are tied to the value of a real asset or commodity index. These commodity-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The notes are debt instruments with principal payments generally linked to the value of (derived from) commodities, commodity futures contracts or the performance of commodity indexes and interest and coupon payments pegged to a market-based interest rate, such as LIBOR or a bank's prime rate. The value of these notes is expected to rise or fall in response to commodity index changes, and thus provide the Fund with economic exposure to movements in commodity prices. The Fund may also invest in other commodity-linked derivatives, including commodity swaps, commodity options, futures contracts and exchange-traded notes ("ETNs"). The
Fund will not invest directly in commodities.

Hedge Fund Exposure. The Fund seeks exposure to hedge funds by investing in hedge fund-linked derivative instruments. The Fund's overall hedge fund exposure will be a broad-based exposure that is diversified across a spectrum of hedge fund strategies and managers.

The Fund may gain exposure to hedge funds through investments in hedge fund-linked notes and/or total return swaps and through investments in the
Subsidiary. The principal and/or interest payments of hedge fund-linked notes and swaps are linked to the value of a hedge fund index (such as the HFRX Equal
Weighted Strategies Index). These hedge fund-linked notes or swaps are sometimes referred to as "structured notes" or "structured swaps" because the terms of these notes or swaps may be structured by the issuer and the purchaser of the note or swap. The notes and swaps are debt instruments or contractual obligations, respectively, with principal payments generally linked to the value of hedge fund indexes, and interest and coupon payments pegged to a market-based interest rate, such as LIBOR or a bank's prime rate. The value of these notes and swaps is expected to rise or fall in response to hedge fund index changes, and thus provide the Fund with economic exposure to movements in hedge fund index levels. The Fund will not invest directly in hedge funds.

The Fund may also seek hedge fund exposure through a replication strategy, as described below. The Adviser, in its sole discretion, will determine how the
Fund allocates its hedge fund exposure with respect to investments made in connection with the replication strategy and/or investments in structured notes and swaps. This allocation may vary from time to time depending on market conditions and other factors, and may result in the Fund obtaining hedge fund exposure solely through the replication strategy or solely through structured notes or swaps.

Hedge Fund Index Replication Strategy. The Fund will also utilize a proprietary quantitative investment process that seeks to provide returns similar to a broad-based hedge fund index over time (e.g., HFRX Equal Weighted Strategies
Index, HFRI Fund Weighted Composite Index). This process attempts to achieve hedge fund index replicated returns primarily via liquid exposure vehicles such as exchange traded funds ("ETFs"), ETNs, financial futures and fixed income securities. The Fund will not invest directly in hedge funds.

Managed Futures Strategy. Managed futures involve going long or short in futures contracts and futures-related instruments. Although allocations may shift over time in response to market conditions and trends, the Fund generally intends to maintain exposure to each of the following four major asset classes within the
Fund's managed futures strategy: commodities, currencies, fixed income and equity index futures. The Fund will generally invest in futures contracts and futures-related instruments including, but not limited to, equity index futures, currency forwards, commodity futures, swaps on commodity futures, fixed income futures and options on futures (collectively, the "managed futures instruments"), either by investing directly in those managed futures instruments, or by investing through the Subsidiary.

In selecting the managed futures instruments for the Fund, the Adviser utilizes a proprietary quantitative investment process that seeks to identify trends in commodity, currency, fixed income and equity index futures. Once a trend is determined, the Fund will take either a long or short position in the given managed futures instrument by either buying or selling a futures contract. If the Fund buys a futures contract, it agrees to purchase the underlying asset on the settlement date and is said to be "long" the contract. If the Fund sells a futures contract, it agrees to sell the underlying asset on the settlement date and is said to be "short" the contract. A long position will benefit from an increase in price of the underlying managed futures instrument, while a short position will benefit from a decrease in price of the underlying instrument. The size of the Fund's position in a particular asset class, or investment sector of an asset class (e.g., crude oil, European currency, government bond futures,
U.S. large-cap indices), will depend on the Adviser's confidence in the trend continuing as well as its evaluation of the overall risk to the Fund.

Investments in U.S. Government Securities. Assets not invested in managed futures instruments, commodity-linked derivatives, hedge fund-linked derivatives or in accordance with the hedge fund replication strategy will primarily be invested in U.S. Government securities, including "Treasury inflation-protected securities" or "TIPS." The Fund may also invest in other fixed income securities.

Investments in the Wholly-Owned Subsidiary. The Fund may gain exposure to the commodities markets and hedge funds by investing in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity-linked and hedge fund-linked derivatives including swaps, structured notes, options, futures and options on futures. The Subsidiary is managed by SunAmerica Asset Management
Corp. ("SunAmerica" or the "Manager") and advised by Pelagos Capital® and has the same investment objective as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary.  Investment in the Subsidiary is expected to provide the Fund with commodity and hedge fund exposure within the limitations of the federal tax requirements that apply to the Fund.

In addition to the use of commodity-linked and hedge fund-linked notes and derivatives and the managed futures instruments, the Fund can use derivative instruments, such as options, futures and swaps, to seek greater investment returns or to hedge against declines in the value of the Fund's other portfolio investments.

The principal investment strategies and principal investment techniques of the
		Fund may be changed without shareholder approval.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment goals will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The principal risks of the Fund are:

Commodity Exposure Risks. Exposure to the commodities markets may subject the
Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Hedge Fund Exposure Risks. Indirect exposure to hedge funds may subject the Fund to greater volatility than investments in traditional securities. The hedge funds comprising a hedge fund index, for example, invest in and may actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. The managers of the hedge funds also may use proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated. In addition, the hedge fund managers often are entitled to receive performance-based allocations out of the net profits of the hedge funds, which may create an incentive for the managers to make investments that are riskier or more speculative than they might have made in the absence of such arrangements.

Futures Contracts Risks. The risks associated with the Fund's use of futures contracts include: (i) although the Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous; (ii)
the risk that losses caused by sudden, unanticipated market movements may be potentially unlimited; (iii) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (iv)
trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (v) if the
Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times.

Risks of Commodity-Linked and Hedge Fund-Linked Notes. The commodity-linked and hedge fund-linked notes in which the Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk and hedge fund risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and fixed income securities.

Risks of Commodity-Linked and Hedge Fund-Linked Derivatives. The commodity and hedge fund-linked derivative instruments in which the Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked and hedge fund-linked notes and swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these notes and/or swaps as compared to the index.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are managed by SunAmerica and advised by Pelagos Capital®, making it unlikely that the
Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in the laws of the United States and/or the
Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional
Information ("SAI") and could adversely affect the Fund.

Risks of Derivative Instruments. There are special risks associated with futures or other derivative instruments and hedging strategies the Fund might use. If the Adviser uses a future or other derivative instrument at the wrong time or judges market conditions incorrectly, use of a future or other derivative instrument may result in a significant loss to the Fund and reduce the Fund's return. The Fund could also experience losses if the prices of its futures or other derivative instruments were not properly correlated with its other investments.

Risks of Leverage. Managed futures instruments and some other derivatives the
Fund buys involve a degree of leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment.
The Fund's use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses futures and other derivatives for leverage, a shareholder's investment in the Fund will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund's investments.

Credit Risk. The commodity-linked notes, hedge fund-linked notes, swaps,
"over-the-counter" ("OTC") options, and fixed income securities the Fund buys are subject to credit risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. If the issuer fails to pay interest, the Fund's income might be reduced. If the issuer fails to pay principal, the Fund can lose money on the investment, and its share price may fall.

Counterparty Risk. The Fund will be exposed to the credit of the counterparties to derivative contracts and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Interest Rate Risk. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations is generally greater for debt securities with longer maturities.
The value of the Fund's currency and fixed income futures will fluctuate in varying directions and amounts based on the specific types of futures held by the Fund. The Fund's share price can go up or down when interest rates change because of the effect of the change in the value of the Fund's portfolio of fixed income securities and currency and fixed income futures.

Illiquidity Risk. Certain investments may be difficult or impossible to sell at the time and the price that the Fund would like. In addition, while not necessarily illiquid securities, certain derivatives in which the Fund invests are generally not listed on any exchange and the secondary market for those derivatives has less liquidity relative to markets for other securities.
Obtaining valuations for those derivatives may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given derivative may differ from its current valuation.

Foreign Exposure Risk. Investments that provide exposure to foreign countries, whether directly or indirectly, through a futures contract (e.g., foreign currency futures, foreign equity index futures) or other instrument (e.g., commodity or hedge-fund linked notes issued by foreign banks or indexed to indices with foreign exposure), are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

Currency Risk. The Fund will be exposed to currency risk through the currency futures in which it invests. Currency risk is the risk that changes in currency exchange rates will negatively affect securities or instruments denominated in, and/or payments received in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments in securities or instruments denominated in a foreign currency or may widen existing losses.

Risks of Exchange-Traded Funds. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.

Financial Services Risk. The commodity-linked notes and hedge fund-linked notes in which the Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance industries. In addition, companies in the financial services sector may serve as counterparties to other derivative transactions in which the Fund engages. As a result, events affecting issuers in the financial services sector may cause the Fund's share value to fluctuate and may impact a company's creditworthiness or ability to perform under its agreement with the Fund, as described in more detail under "Credit
Risk" and "Counterparty Risk."

Regulatory Risk. In February 2012, the Commodity Futures Trading Commission
("CFTC") adopted certain regulatory changes that will likely subject the Fund to regulation by the CFTC as a commodity pool. If the Trust is subject to regulation as a commodity pool with respect to the Fund, SunAmerica will likely be subject to CFTC regulation as a commodity pool operator ("CPO") and a commodity trading advisor ("CTA") and Pelagos to CFTC regulation as a CTA.
Compliance with the CFTC's regulatory changes will be required by the later of
December 31, 2012 or sixty (60) days following promulgation of related final
CFTC and SEC rules. The CFTC also adopted regulatory changes that will similarly require SunAmerica to register as the CPO and a CTA of the Subsidiary and
Pelagos as a CTA of the Subsidiary. Compliance with CFTC regulations as they apply to the Subsidiary is required by December 31, 2012. The disclosure and operations of the Trust, with respect to the Fund, and the Subsidiary will need to comply with all applicable regulations governing CPOs, CTAs and commodity pools. Compliance with these additional registration and regulatory requirements will increase Fund expenses.

Investors should note that the ability of the Adviser to successfully implement the Fund's strategies, including the quantitative investment process used by the
Adviser to provide commodity and hedge fund exposure and the proprietary strategies used in connection with the managed futures strategy and hedge fund index replication strategy, will influence the performance of the Fund
		significantly.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing the Fund's performance for the calendar year and compares the Fund's average annual returns, to those of the S&P 500 Index, a broad measure of market performance, as well as to those of the Alternative Strategies
Blended Benchmark Index. The Alternative Strategies Blended Benchmark Index is
comprised of an approximate 33% weighting in each of S&P GSCI Light Energy Total
Return Index, Hedge Fund Research Equal Weighted Strategies Index and S&P
Diversified Trends Indicator, as calculated by SunAmerica. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or
		can be obtained by phone at 800-858-8850 x6003.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing the Fund's performance for the calendar year and compares the Fund's average annual returns, to those of the S&P 500 Index, a broad measure of market performance, as well as to those of the Alternative Strategies Blended Benchmark Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850 x6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	SUNAMERICA ALTERNATIVE STRATEGIES FUND (CLASS A)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the three-year period shown in the Bar Chart, the highest return for a quarter was 13.32% (quarter ended 9/30/11) and the lowest return for a quarter was -10.32% (quarter ended 12/31/11).
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other
		classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2011)
SunAmerica Alternative Strategies Fund (Prospectus Summary) | SunAmerica Alternative Strategies Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 2008
SunAmerica Alternative Strategies Fund (Prospectus Summary) | SunAmerica Alternative Strategies Fund | Alternative Strategies Blended Benchmark
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Alternative Strategies Blended Benchmark Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.03%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.15%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 2008
SunAmerica Alternative Strategies Fund (Prospectus Summary) | SunAmerica Alternative Strategies Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.32%
Other Expenses of the Subsidiary (including Subsidiary Management Fee)	rr_Component2OtherExpensesOverAssets	0.24%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	1.92%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Fee Waiver and/or Expense Reimbursement/(Recoupment)	ck0001274768_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	(0.0003)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	1.72%	[4],[5],[6]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	740
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,086
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,455
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,488
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	740
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,086
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,488
Annual Return 2009	rr_AnnualReturn2009	9.36%
Annual Return 2010	rr_AnnualReturn2010	4.62%
Annual Return 2011	rr_AnnualReturn2011	0.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.32%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 2008
SunAmerica Alternative Strategies Fund (Prospectus Summary) | SunAmerica Alternative Strategies Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions (Class A)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.18%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 2008
SunAmerica Alternative Strategies Fund (Prospectus Summary) | SunAmerica Alternative Strategies Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares (Class A)	[7]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.87%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 2008
SunAmerica Alternative Strategies Fund (Prospectus Summary) | SunAmerica Alternative Strategies Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses of the Subsidiary (including Subsidiary Management Fee)	rr_Component2OtherExpensesOverAssets	0.24%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	2.60%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Fee Waiver and/or Expense Reimbursement/(Recoupment)	ck0001274768_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	(0.0001)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.38%	[4],[5],[6]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	341
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,270
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,716
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	241
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	742
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,270
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,716
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.15%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 2008
SunAmerica Alternative Strategies Fund (Prospectus Summary) | SunAmerica Alternative Strategies Fund | Class W
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.50%
Other Expenses of the Subsidiary (including Subsidiary Management Fee)	rr_Component2OtherExpensesOverAssets	0.24%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	1.75%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Fee Waiver and/or Expense Reimbursement/(Recoupment)	ck0001274768_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	(0.0001)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	1.53%	[4],[5],[6]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	156
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	483
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	834
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,824
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class W
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 2008

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 10 of the Prospectus for more information about CDSCs.
[2]	The Fund invests in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary has entered into a separate contract with SunAmerica Asset Management Corp. ("SunAmerica") for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of its net assets.
[3]	SunAmerica has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to SunAmerica by the Subsidiary (as described in footnote 2 above) ("Management Fee Waiver"). This waiver may not be terminated by SunAmerica and will remain in effect for as long as SunAmerica's contract with the Subsidiary is in place.
[4]	Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72% for Class A shares, 2.37% for Class C shares and 1.52% for Class W shares. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.
[5]	Any waivers or reimbursements made by SunAmerica (except the Management Fee Waiver) are subject to recoupment from the Fund within the two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the forgoing expense limitations.
[6]	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown in the table above for Class C and W shares exceed the contractual expense limitations shown in footnote 4 for these classes because they include Acquired Fund Fees and Expenses, whereas the contractual expense limitations are based on operating expenses and do not include Acquired Fund Fees and Expenses.
[7]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

SunAmerica Global Trends Fund (Prospectus Summary) | SunAmerica Global Trends Fund
SunAmerica Global Trends Fund
INVESTMENT OBJECTIVE
The SunAmerica Global Trends Fund (the "Fund") seeks to achieve capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 8 of the Fund's
Prospectus and in the "Additional Information Regarding Purchase of Shares"
section on page 51 of the Fund's statement of additional information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica Global Trends Fund		Class A	Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 7-9 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica Global Trends Fund		Class A	Class C	Class W
Management Fees		1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	none
Other Expenses of the Fund	[1]	0.97%	2.02%	1.75%
Other Expenses of the Subsidiary (including Subsidiary Management Fee)	[2]	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense		2.71%	4.41%	3.14%
Fee Waiver	[1][2]	0.23%	0.23%	0.23%
Fee Waiver and/or Expense Reimbursement	[3]	0.0063	0.0168	0.0126
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.85%	2.50%	1.65%
[1]	Other Expenses and corresponding Management Fee Waiver (as defined below) are estimated for the current fiscal year.
[2]	The Fund invests in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary has entered into a separate contract with SunAmerica Asset Management Corp. ("SunAmerica") for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays SunAmerica a management fee at the annual rate of 1.10% of its net assets. SunAmerica has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to SunAmerica by the Subsidiary ("Management Fee Waiver"). This waiver may not be terminated by SunAmerica and will remain in effect for as long as SunAmerica's contract with the Subsidiary is in place.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.85% for Class A shares, 2.50% for Class C shares and 1.65% for Class W shares. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. Any waivers or reimbursements made by SunAmerica (except the Management Fee Waiver) are subject to recoupment from the Fund within the two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the forgoing expense limitations.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example SunAmerica Global Trends Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	752	1,123
Class C	353	779
Class W	168	520

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SunAmerica Global Trends Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	752	1,123
Class C	253	779
Class W	168	520

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period from June 15, 2011 (commencement of operations) through October 31, 2011, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
Although the Fund engages in active trading of futures instruments, transactions in these futures instruments are not included in the calculation of the Fund's portfolio turnover rate. However, such active trading of futures instruments will nonetheless result in the Fund incurring transaction costs and may result in increased tax liability for shareholders.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
The Fund seeks to provide capital appreciation by utilizing an actively managed rules-based investment process to allocate assets across a diversified, broad-based spectrum of asset classes, including the global equity and fixed income markets, currencies and commodities. The Fund generally seeks to implement this strategy by investing in futures contracts and futures-related instruments, including, but not limited to, U.S. and non-U.S. equity index futures, U.S. and non-U.S. fixed income futures, currency forwards, and commodity futures (collectively, "futures instruments") that provide the Fund with exposure to the various asset classes. Futures and forward contracts are contractual agreements that involve the right to receive, or obligation to deliver, assets or money depending on the performance of one or more underlying assets, currencies, or a market or economic index. The Fund may invest in such futures instruments both directly and indirectly through the Subsidiary (as described below). The Fund expects to invest a significant portion of its assets in repurchase agreements collateralized by obligations of the U.S government and its agencies, and may also invest in other high-quality, short-term securities
("money market instruments"). The primary purpose of the repurchase agreements and other money market instruments held by the Fund will be to serve as collateral for the futures instruments, however, these instruments may also earn income for the Fund. The Fund's return is expected to be derived principally from changes in the value of the assets underlying the futures instruments held by the Fund.

The Fund's strategy will normally involve investing in futures instruments that provide investment exposure to the following ten asset classes:

o U.S. equity markets                 o U.S. fixed income
o German equity markets               o Non-U.S. developed country fixed income
o United Kingdom equity markets       o Emerging market currencies
o Japanese equity markets             o Commodities - metals
o Emerging market equities            o Commodities - energy and agriculture

Wellington Management Company, LLP (the "Subadviser" or "Wellington Management")
serves as subadviser to the Fund. Pursuant to Wellington Management's proprietary approach, which involves rules-based indicators and technical analysis, the Fund's investment exposure to each of these ten asset classes
(based on the notional exposure of the futures) will generally be between 0% and
10% of the value of the Fund's net assets. The Fund's investment exposure to an asset class will fluctuate depending on the positive or negative signals identified by Wellington Management for the asset classes. In certain cases, the Fund's investment exposure to a particular asset class may be overweighted to up to
20%, for example, when such asset class demonstrates strong positive signals.
When Wellington Management's analysis identifies negative signals for an asset class, it may either eliminate all or part of the Fund's exposure to such asset class. Wellington Management will then either allocate this portion of the
Fund's assets to repurchase agreements and/or other money market instruments, or may use these assets to overweight the Fund's exposure to one or more of the other asset classes if they exhibit strong positive signals.

Investments in the Wholly-Owned Subsidiary. The Fund primarily gains exposure to commodities through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The
Subsidiary invests primarily in commodity futures instruments and other investments designed to serve as collateral for the Subsidiary's futures instruments (i.e., repurchase agreements and money market instruments). The
Subsidiary is managed by SunAmerica and subadvised by Wellington Management and has the same investment objective as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of the federal tax requirements that apply to the Fund.

The principal investment strategies and principal investment techniques of the
Fund may be changed without shareholder approval.
PRINCIPAL RISKS OF INVESTING IN THE FUND
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The principal risks of the Fund, which include risks associated with the asset classes underlying the Fund's investments in futures instruments, are:

Strategy Risk. Investors should note that the ability of the Subadviser to successfully implement the Fund's strategies, including the proprietary investment process used by the Subadviser, will influence the performance of the
Fund significantly.

Futures Contracts Risk. The risks associated with the Fund's use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii)
if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times.

Forwards Risk. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the
Fund faces the risk that its counterparties may not perform their obligations.
Forward contracts are also not regulated by the Commodity Futures Trading
Commission ("CFTC") and therefore the Fund will not receive any benefit of CFTC regulation when trading forwards.

Stock Market Volatility. The value of an investment in the Fund may fluctuate in response to stock market movements. This volatility could affect the value of the investments in the Fund's portfolio exposed to equity markets.

Foreign Exposure Risk. Investments that provide exposure to foreign countries are subject to a number of risks. Fluctuations in the exchange rates between the
U.S. dollar and foreign currencies may negatively affect such an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S.
government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S.
securities. These risks are heightened when the issuer is in an emerging market.

Emerging Markets Risk. Emerging markets are riskier than more developed markets and investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Interest Rate Risk. Fixed income securities and currency and fixed income futures instruments are subject to changes in their value when prevailing interest rates change. The values of already-issued debt securities have an inverse relationship with changes in interest rates. The magnitude of these changes in value is generally greater for debt securities with longer maturities. The value of the Fund's currency and fixed income futures instruments will fluctuate in varying directions and amounts based on the specific types of futures instruments held by the Fund. The Fund's exposure to foreign fixed income instruments will also be subject to risks associated with foreign investments, as described above under "Foreign Exposure Risk" and
"Emerging Markets Risk."

Credit Risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. Credit risk could affect the value of the investments in the Fund's portfolio exposed to fixed income securities.

Bond Market Volatility. The bond markets as a whole could go up or down
(sometimes dramatically). This volatility could affect the value of the investments in the Fund's portfolio exposed to bonds or other fixed income securities.

Currency Risk. Adverse changes in currency exchange rates (relative to the U.S.
dollar) may erode or reverse any potential gains from the Fund's investments in futures instruments with underlying securities or instruments denominated in a foreign currency or may widen existing losses. In addition, investments denominated in the currencies of emerging markets generally have a higher degree of currency risk, as described above under "Emerging Markets Risk."

Commodity Exposure Risks. Exposure to the commodities markets may subject the
Fund to greater volatility than investments in traditional securities. The value of commodity futures instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Leverage Risk. The Fund may invest in certain futures instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may cause the Fund to lose more than the amount it invested in those instruments.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940
Act"), and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are managed by SunAmerica and subadvised by Wellington Management, making it unlikely that the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund.

Tax Risk. The Fund gains exposure to the commodities markets through investments in commodity-linked futures instruments and through its investment in the
Subsidiary. In order for the Fund to qualify as a regulated investment company, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. As described above, under
"Shareholder Account Information - Tax, Dividend, Distribution and Account
Policies," the IRS has issued a revenue ruling which holds that income realized from certain types of commodity-linked derivatives would not be qualifying income. As such, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The Fund seeks to gain exposure to the commodities markets primarily through investments in the Subsidiary. The Fund has requested a private letter ruling from the IRS concluding that income derived from the Fund's investment in the Subsidiary would constitute qualifying income to the Fund. The IRS has indicated that the granting of private letter rulings, like the one requested by the Fund, is currently suspended, pending further internal discussion. As a result, there can be no assurance that the IRS will grant the private letter ruling requested. If the IRS does not grant the private letter ruling request, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered qualifying income for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

The tax treatment of investments by the Fund may be affected by future legislation or Treasury Regulations and/or guidance issued by the Internal
Revenue Service that could affect the character, timing and/or amount of the
Fund's taxable income or gains and distributions made by the Fund. In addition, to the extent future changes in tax laws, regulations and guidance affect the
Fund's intended use of the Subsidiary, the Fund may be required to restructure its investments in order to continue to satisfy the qualifying income test described above. If the Fund could not adequately restructure its investments, the Fund might cease to qualify as a regulated investment company.

Repurchase Agreements Risk. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss. The
Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements.

Active Trading. Active trading of the Fund's portfolio will result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. Active trading may also result in increased tax liability for Fund shareholders.

Regulatory Risk. In February 2012, the Commodity Futures Trading Commission
("CFTC") adopted certain regulatory changes that will likely subject SunAmerica
Specialty Series (the "Trust"), with respect to the Fund, to regulation by the
CFTC as a commodity pool. If the Trust is subject to regulation as a commodity pool with respect to the Fund, SunAmerica will likely be subject to CFTC regulation as a commodity pool operator ("CPO") and a commodity trading advisor ("CTA") and
Wellington Management to CFTC regulation as a CTA. Compliance with the CFTC's regulatory changes will be required by the later of December 31, 2012 or sixty (60)
days following promulgation of related final CFTC and SEC rules. The disclosure and operations of the Trust, with respect to the Fund, will need to comply with all applicable CFTC regulations governing CPOs, CTAs and commodity pools. The CFTC also adopted regulatory changes that will similarly require SunAmerica to register as the CPO and a CTA of the Subsidiary and Wellington Management as a
CTA of the Subsidiary. Compliance with CFTC regulations as they apply to the
Subsidiary is required by December 31, 2012. The disclosure and operations of the Trust, with respect to the Fund, and the Subsidiary will need to comply with all applicable CFTC regulations governing CPOs, CTAs and commodity pools.
Compliance with these additional registration and regulatory requirements will increase Fund expenses.
PERFORMANCE INFORMATION
The Fund has not been in operation for a full calendar year. As a result, no performance information is available.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2012
SunAmerica Global Trends Fund (Prospectus Summary) | SunAmerica Global Trends Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SunAmerica Global Trends Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The SunAmerica Global Trends Fund (the "Fund") seeks to achieve capital appreciation.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 8 of the Fund's
Prospectus and in the "Additional Information Regarding Purchase of Shares"
		section on page 51 of the Fund's statement of additional information ("SAI").
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period from June 15, 2011 (commencement of operations) through October 31, 2011, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
Although the Fund engages in active trading of futures instruments, transactions in these futures instruments are not included in the calculation of the Fund's portfolio turnover rate. However, such active trading of futures instruments will nonetheless result in the Fund incurring transaction costs and may result
		in increased tax liability for shareholders.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and corresponding Management Fee Waiver (as defined below) are estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would
		be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to provide capital appreciation by utilizing an actively managed rules-based investment process to allocate assets across a diversified, broad-based spectrum of asset classes, including the global equity and fixed income markets, currencies and commodities. The Fund generally seeks to implement this strategy by investing in futures contracts and futures-related instruments, including, but not limited to, U.S. and non-U.S. equity index futures, U.S. and non-U.S. fixed income futures, currency forwards, and commodity futures (collectively, "futures instruments") that provide the Fund with exposure to the various asset classes. Futures and forward contracts are contractual agreements that involve the right to receive, or obligation to deliver, assets or money depending on the performance of one or more underlying assets, currencies, or a market or economic index. The Fund may invest in such futures instruments both directly and indirectly through the Subsidiary (as described below). The Fund expects to invest a significant portion of its assets in repurchase agreements collateralized by obligations of the U.S government and its agencies, and may also invest in other high-quality, short-term securities
("money market instruments"). The primary purpose of the repurchase agreements and other money market instruments held by the Fund will be to serve as collateral for the futures instruments, however, these instruments may also earn income for the Fund. The Fund's return is expected to be derived principally from changes in the value of the assets underlying the futures instruments held by the Fund.

The Fund's strategy will normally involve investing in futures instruments that provide investment exposure to the following ten asset classes:

o U.S. equity markets                 o U.S. fixed income
o German equity markets               o Non-U.S. developed country fixed income
o United Kingdom equity markets       o Emerging market currencies
o Japanese equity markets             o Commodities - metals
o Emerging market equities            o Commodities - energy and agriculture

Wellington Management Company, LLP (the "Subadviser" or "Wellington Management")
serves as subadviser to the Fund. Pursuant to Wellington Management's proprietary approach, which involves rules-based indicators and technical analysis, the Fund's investment exposure to each of these ten asset classes
(based on the notional exposure of the futures) will generally be between 0% and
10% of the value of the Fund's net assets. The Fund's investment exposure to an asset class will fluctuate depending on the positive or negative signals identified by Wellington Management for the asset classes. In certain cases, the Fund's investment exposure to a particular asset class may be overweighted to up to
20%, for example, when such asset class demonstrates strong positive signals.
When Wellington Management's analysis identifies negative signals for an asset class, it may either eliminate all or part of the Fund's exposure to such asset class. Wellington Management will then either allocate this portion of the
Fund's assets to repurchase agreements and/or other money market instruments, or may use these assets to overweight the Fund's exposure to one or more of the other asset classes if they exhibit strong positive signals.

Investments in the Wholly-Owned Subsidiary. The Fund primarily gains exposure to commodities through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The
Subsidiary invests primarily in commodity futures instruments and other investments designed to serve as collateral for the Subsidiary's futures instruments (i.e., repurchase agreements and money market instruments). The
Subsidiary is managed by SunAmerica and subadvised by Wellington Management and has the same investment objective as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of the federal tax requirements that apply to the Fund.

The principal investment strategies and principal investment techniques of the
		Fund may be changed without shareholder approval.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The principal risks of the Fund, which include risks associated with the asset classes underlying the Fund's investments in futures instruments, are:

Strategy Risk. Investors should note that the ability of the Subadviser to successfully implement the Fund's strategies, including the proprietary investment process used by the Subadviser, will influence the performance of the
Fund significantly.

Futures Contracts Risk. The risks associated with the Fund's use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii)
if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times.

Forwards Risk. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the
Fund faces the risk that its counterparties may not perform their obligations.
Forward contracts are also not regulated by the Commodity Futures Trading
Commission ("CFTC") and therefore the Fund will not receive any benefit of CFTC regulation when trading forwards.

Stock Market Volatility. The value of an investment in the Fund may fluctuate in response to stock market movements. This volatility could affect the value of the investments in the Fund's portfolio exposed to equity markets.

Foreign Exposure Risk. Investments that provide exposure to foreign countries are subject to a number of risks. Fluctuations in the exchange rates between the
U.S. dollar and foreign currencies may negatively affect such an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S.
government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S.
securities. These risks are heightened when the issuer is in an emerging market.

Emerging Markets Risk. Emerging markets are riskier than more developed markets and investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Interest Rate Risk. Fixed income securities and currency and fixed income futures instruments are subject to changes in their value when prevailing interest rates change. The values of already-issued debt securities have an inverse relationship with changes in interest rates. The magnitude of these changes in value is generally greater for debt securities with longer maturities. The value of the Fund's currency and fixed income futures instruments will fluctuate in varying directions and amounts based on the specific types of futures instruments held by the Fund. The Fund's exposure to foreign fixed income instruments will also be subject to risks associated with foreign investments, as described above under "Foreign Exposure Risk" and
"Emerging Markets Risk."

Credit Risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. Credit risk could affect the value of the investments in the Fund's portfolio exposed to fixed income securities.

Bond Market Volatility. The bond markets as a whole could go up or down
(sometimes dramatically). This volatility could affect the value of the investments in the Fund's portfolio exposed to bonds or other fixed income securities.

Currency Risk. Adverse changes in currency exchange rates (relative to the U.S.
dollar) may erode or reverse any potential gains from the Fund's investments in futures instruments with underlying securities or instruments denominated in a foreign currency or may widen existing losses. In addition, investments denominated in the currencies of emerging markets generally have a higher degree of currency risk, as described above under "Emerging Markets Risk."

Commodity Exposure Risks. Exposure to the commodities markets may subject the
Fund to greater volatility than investments in traditional securities. The value of commodity futures instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Leverage Risk. The Fund may invest in certain futures instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may cause the Fund to lose more than the amount it invested in those instruments.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940
Act"), and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are managed by SunAmerica and subadvised by Wellington Management, making it unlikely that the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund.

Tax Risk. The Fund gains exposure to the commodities markets through investments in commodity-linked futures instruments and through its investment in the
Subsidiary. In order for the Fund to qualify as a regulated investment company, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. As described above, under
"Shareholder Account Information - Tax, Dividend, Distribution and Account
Policies," the IRS has issued a revenue ruling which holds that income realized from certain types of commodity-linked derivatives would not be qualifying income. As such, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The Fund seeks to gain exposure to the commodities markets primarily through investments in the Subsidiary. The Fund has requested a private letter ruling from the IRS concluding that income derived from the Fund's investment in the Subsidiary would constitute qualifying income to the Fund. The IRS has indicated that the granting of private letter rulings, like the one requested by the Fund, is currently suspended, pending further internal discussion. As a result, there can be no assurance that the IRS will grant the private letter ruling requested. If the IRS does not grant the private letter ruling request, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered qualifying income for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

The tax treatment of investments by the Fund may be affected by future legislation or Treasury Regulations and/or guidance issued by the Internal
Revenue Service that could affect the character, timing and/or amount of the
Fund's taxable income or gains and distributions made by the Fund. In addition, to the extent future changes in tax laws, regulations and guidance affect the
Fund's intended use of the Subsidiary, the Fund may be required to restructure its investments in order to continue to satisfy the qualifying income test described above. If the Fund could not adequately restructure its investments, the Fund might cease to qualify as a regulated investment company.

Repurchase Agreements Risk. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss. The
Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements.

Active Trading. Active trading of the Fund's portfolio will result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. Active trading may also result in increased tax liability for Fund shareholders.

Regulatory Risk. In February 2012, the Commodity Futures Trading Commission
("CFTC") adopted certain regulatory changes that will likely subject SunAmerica
Specialty Series (the "Trust"), with respect to the Fund, to regulation by the
CFTC as a commodity pool. If the Trust is subject to regulation as a commodity pool with respect to the Fund, SunAmerica will likely be subject to CFTC regulation as a commodity pool operator ("CPO") and a commodity trading advisor ("CTA") and
Wellington Management to CFTC regulation as a CTA. Compliance with the CFTC's regulatory changes will be required by the later of December 31, 2012 or sixty (60)
days following promulgation of related final CFTC and SEC rules. The disclosure and operations of the Trust, with respect to the Fund, will need to comply with all applicable CFTC regulations governing CPOs, CTAs and commodity pools. The CFTC also adopted regulatory changes that will similarly require SunAmerica to register as the CPO and a CTA of the Subsidiary and Wellington Management as a
CTA of the Subsidiary. Compliance with CFTC regulations as they apply to the
Subsidiary is required by December 31, 2012. The disclosure and operations of the Trust, with respect to the Fund, and the Subsidiary will need to comply with all applicable CFTC regulations governing CPOs, CTAs and commodity pools.
Compliance with these additional registration and regulatory requirements will
		increase Fund expenses.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund has not been in operation for a full calendar year. As a result, no performance information is available.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not been in operation for a full calendar year. As a result, no performance information is available.
SunAmerica Global Trends Fund (Prospectus Summary) | SunAmerica Global Trends Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.97%	[2]
Other Expenses of the Subsidiary (including Subsidiary Management Fee)	rr_Component2OtherExpensesOverAssets	0.29%	[3]
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense	rr_ExpensesOverAssets	2.71%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2],[3]
Fee Waiver and/or Expense Reimbursement	ck0001274768_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	0.0063	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	752
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,123
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	752
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,123
SunAmerica Global Trends Fund (Prospectus Summary) | SunAmerica Global Trends Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	2.02%	[2]
Other Expenses of the Subsidiary (including Subsidiary Management Fee)	rr_Component2OtherExpensesOverAssets	0.29%	[3]
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense	rr_ExpensesOverAssets	4.41%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2],[3]
Fee Waiver and/or Expense Reimbursement	ck0001274768_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	0.0168	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.50%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	353
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	779
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	779
SunAmerica Global Trends Fund (Prospectus Summary) | SunAmerica Global Trends Fund | Class W
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	1.75%	[2]
Other Expenses of the Subsidiary (including Subsidiary Management Fee)	rr_Component2OtherExpensesOverAssets	0.29%	[3]
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense	rr_ExpensesOverAssets	3.14%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2],[3]
Fee Waiver and/or Expense Reimbursement	ck0001274768_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	0.0126	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 7-9 of the Prospectus for more information about the CDSCs.
[2]	Other Expenses and corresponding Management Fee Waiver (as defined below) are estimated for the current fiscal year.
[3]	The Fund invests in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary has entered into a separate contract with SunAmerica Asset Management Corp. ("SunAmerica") for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays SunAmerica a management fee at the annual rate of 1.10% of its net assets. SunAmerica has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to SunAmerica by the Subsidiary ("Management Fee Waiver"). This waiver may not be terminated by SunAmerica and will remain in effect for as long as SunAmerica's contract with the Subsidiary is in place.
[4]	Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.85% for Class A shares, 2.50% for Class C shares and 1.65% for Class W shares. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. Any waivers or reimbursements made by SunAmerica (except the Management Fee Waiver) are subject to recoupment from the Fund within the two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the forgoing expense limitations.

SunAmerica Focused Alpha Growth Fund (Prospectus Summary) | SunAmerica Focused Alpha Growth Fund
SunAmerica Focused Alpha Growth Fund
INVESTMENT GOAL
The investment goal of the SunAmerica Focused Alpha Growth Fund (the "Fund") is growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 14 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 44 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica Focused Alpha Growth Fund		Class A		Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none		1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none		none	none
Redemption Fee		1.00%	[2]	none	none
Exchange Fee		none		none	none
Maximum Account Fee		none		none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 13 of the Prospectus for more information about the CDSCs.
[2]	A redemption fee of 1.00% applies only to shareholders who received their Class A shares in connection with the SunAmerica Focused Alpha Growth Fund, Inc.'s reorganization into the Fund and only if such shareholders redeem such shares (by sale or exchange), within 90 calendar days following January 23, 2012, the closing date of the reorganization.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica Focused Alpha Growth Fund		Class A	Class C	Class W
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	none
Other Expenses	[1]	0.32%	0.47%	0.61%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement		1.67%	2.47%	1.61%
Fee Waiver and/or Expense Reimbursement	[2][3]	none	0.10%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.67%	2.37%	1.52%
[1]	Other expenses are estimated for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72% for Class A shares, 2.37% for Class C shares and 1.52% for Class W shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[3]	Any waivers or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 above.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
You would pay the following expenses if you redeem your shares:
Expense Example SunAmerica Focused Alpha Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	735	1,071	1,430	2,438
Class C	340	739	1,265	2,706
Class W	155	480	829	1,813

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SunAmerica Focused Alpha Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	735	1,071	1,430	2,438
Class C	240	739	1,265	2,706
Class W	155	480	829	1,813

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

The portfolio turnover rate cited is that of the SunAmerica Focused Alpha Growth
Fund, Inc., a closed-end investment company, as of that fund's most recent fiscal year ended December 31, 2011. The Fund acquired the assets and assumed the liabilities of the SunAmerica Focused Alpha Growth Fund, Inc. in a
reorganization that occurred on January 23, 2012. Prior to that, the Fund had no operating history.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
The Fund's principal investment strategies are growth and "focused." The growth oriented philosophy to which the Fund subscribes - that of investing in securities believed to offer the potential for growth of capital - focuses on securities considered to have, among other factors, the potential for above-average earnings growth; to offer proven or unique products or services;
or to operate in industries experiencing increasing demand. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment.
A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios.

The Fund is managed by two subadvisers, one of which manages the large-cap portion of the Fund and the other which manages the small- and mid-cap portion of the Fund. The Fund will generally hold up to a total of 40 securities, including approximately 20 securities in the large-cap portion and approximately
20 securities in the small- and mid-cap portion of the Fund. Under normal market conditions, the securities in the large-cap portion of the Fund will have a dollar-weighted average market capitalization of $13 billion or more and the securities in the small- and mid-cap portion of the Fund will have a dollar-weighted average market capitalization of less than $13 billion. Examples of when the Fund may hold more than the specified number of securities include, but are not limited to, re-balancing and purchase and sale transactions, including where a new subadviser is selected to manage the Fund or a portion of a Fund's assets.

The Fund will invest approximately 65% of its assets in the large-cap portion of the Fund and 35% of its assets in the small- and mid-cap portion of the Fund.
These percentages reflect the projected asset allocations under normal market conditions and may be rebalanced from time to time.

The principal investment technique of the Fund is active trading of equity securities of large-, small- and mid-cap companies that offer the potential for growth of capital. Although the Fund will invest primarily in U.S. markets, each subadviser may invest in foreign securities, including securities of companies in emerging markets. The subadvisers will invest in companies primarily selected on the basis of company fundamentals, but may also consider macroeconomic and other factors.

The principal investment strategies and principal investment techniques of the
Fund may be changed without shareholder approval.
PRINCIPAL RISKS OF INVESTING IN THE FUND
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goal.
If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of description of the principal risks of investing in the Fund:

Stock Market Volatility and Securities Selection. The Fund invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. Additionally, growth stocks can be volatile for several reasons. In particular, since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Growth stocks also normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.
However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded. In addition, individual stocks selected for the Fund may underperform the market generally.

Non-Diversification. The Fund is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Fund's risk is increased because the effect of each stock on the Fund's performance is greater.

Foreign Exposure and Currency Volatility. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

Emerging Markets. Emerging markets are riskier than developed markets and investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Active Trading. As part of the Fund's principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. During periods of increased market volatility, active trading may be more pronounced.

Small- and Mid-Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.
PERFORMANCE INFORMATION
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the
Russell 3000® Growth Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by phone at 800-858-8850 ext. 6003.

The Fund acquired the assets and assumed the liabilities of the SunAmerica
Focused Alpha Growth Fund, Inc. (the "Predecessor Fund"), a closed-end investment company also advised by SunAmerica, in a reorganization that occurred on January 23, 2012 (the "Reorganization"). Prior to the Reorganization, the Fund
had no operating history and the performance information in the Bar Chart and Table reflects the performance of the Predecessor Fund. Performance in the Table reflects the effect of the front-end sales charge imposed on Class A shares. The Predecessor
Fund may have performed differently if it were an open-end fund since closed-end funds are generally not subject to the cash flow fluctuations of an open-end fund.
SUNAMERICA FOCUSED ALPHA GROWTH FUND (CLASS A)

During the 6-year period shown in the Bar Chart, the highest return for a quarter was 18.53% (quarter ended September 30, 2010) and the lowest return for a quarter was -22.43% (quarter ended December 31, 2008).
Average Annual Total Returns (as of the periods ended December 31, 2011)
Average Annual Total Returns SunAmerica Focused Alpha Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Return Before Taxes (Class A)	(7.64%)	1.74%	4.74%	Jul 29, 2005
Class A After Taxes on Distributions	Return After Taxes on Distributions (Class A)	(7.99%)	1.17%	4.16%	Jul 29, 2005
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares (Class A)	(4.50%)	1.35%	3.93%	Jul 29, 2005
Russell 3000 Growth Index	Russell 3000�� Growth Index	2.18%	2.46%	3.57%	Jul 29, 2005

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2012
SunAmerica Focused Alpha Growth Fund (Prospectus Summary) | SunAmerica Focused Alpha Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SunAmerica Focused Alpha Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment goal of the SunAmerica Focused Alpha Growth Fund (the "Fund") is growth of capital.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 14 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
		Shares" section on page 44 of the Fund's statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

The portfolio turnover rate cited is that of the SunAmerica Focused Alpha Growth
Fund, Inc., a closed-end investment company, as of that fund's most recent fiscal year ended December 31, 2011. The Fund acquired the assets and assumed the liabilities of the SunAmerica Focused Alpha Growth Fund, Inc. in a
reorganization that occurred on January 23, 2012. Prior to that, the Fund had no
		operating history.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would
		be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	You would pay the following expenses if you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund's principal investment strategies are growth and "focused." The growth oriented philosophy to which the Fund subscribes - that of investing in securities believed to offer the potential for growth of capital - focuses on securities considered to have, among other factors, the potential for above-average earnings growth; to offer proven or unique products or services;
or to operate in industries experiencing increasing demand. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment.
A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios.

The Fund is managed by two subadvisers, one of which manages the large-cap portion of the Fund and the other which manages the small- and mid-cap portion of the Fund. The Fund will generally hold up to a total of 40 securities, including approximately 20 securities in the large-cap portion and approximately
20 securities in the small- and mid-cap portion of the Fund. Under normal market conditions, the securities in the large-cap portion of the Fund will have a dollar-weighted average market capitalization of $13 billion or more and the securities in the small- and mid-cap portion of the Fund will have a dollar-weighted average market capitalization of less than $13 billion. Examples of when the Fund may hold more than the specified number of securities include, but are not limited to, re-balancing and purchase and sale transactions, including where a new subadviser is selected to manage the Fund or a portion of a Fund's assets.

The Fund will invest approximately 65% of its assets in the large-cap portion of the Fund and 35% of its assets in the small- and mid-cap portion of the Fund.
These percentages reflect the projected asset allocations under normal market conditions and may be rebalanced from time to time.

The principal investment technique of the Fund is active trading of equity securities of large-, small- and mid-cap companies that offer the potential for growth of capital. Although the Fund will invest primarily in U.S. markets, each subadviser may invest in foreign securities, including securities of companies in emerging markets. The subadvisers will invest in companies primarily selected on the basis of company fundamentals, but may also consider macroeconomic and other factors.

The principal investment strategies and principal investment techniques of the
		Fund may be changed without shareholder approval.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goal.
If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of description of the principal risks of investing in the Fund:

Stock Market Volatility and Securities Selection. The Fund invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. Additionally, growth stocks can be volatile for several reasons. In particular, since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Growth stocks also normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.
However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded. In addition, individual stocks selected for the Fund may underperform the market generally.

Non-Diversification. The Fund is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Fund's risk is increased because the effect of each stock on the Fund's performance is greater.

Foreign Exposure and Currency Volatility. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

Emerging Markets. Emerging markets are riskier than developed markets and investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Active Trading. As part of the Fund's principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. During periods of increased market volatility, active trading may be more pronounced.

Small- and Mid-Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily
		marketable as, those of larger companies.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goal. If the value of the assets of the Fund goes down, you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Fund's risk is increased because the effect of each stock on the Fund's performance is greater.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the
Russell 3000® Growth Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by phone at 800-858-8850 ext. 6003.

The Fund acquired the assets and assumed the liabilities of the SunAmerica
Focused Alpha Growth Fund, Inc. (the "Predecessor Fund"), a closed-end investment company also advised by SunAmerica, in a reorganization that occurred on January 23, 2012 (the "Reorganization"). Prior to the Reorganization, the Fund
had no operating history and the performance information in the Bar Chart and Table reflects the performance of the Predecessor Fund. Performance in the Table reflects the effect of the front-end sales charge imposed on Class A shares. The Predecessor
Fund may have performed differently if it were an open-end fund since closed-end funds are generally not subject to the cash flow fluctuations of an open-end
		fund.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the Russell 3000�� Growth Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850 ext. 6003
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	SUNAMERICA FOCUSED ALPHA GROWTH FUND (CLASS A)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the 6-year period shown in the Bar Chart, the highest return for a quarter was 18.53% (quarter ended September 30, 2010) and the lowest return for a quarter
		was -22.43% (quarter ended December 31, 2008).
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement
		accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2011)
SunAmerica Focused Alpha Growth Fund (Prospectus Summary) | SunAmerica Focused Alpha Growth Fund | Russell 3000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000�� Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2005
SunAmerica Focused Alpha Growth Fund (Prospectus Summary) | SunAmerica Focused Alpha Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)	[2]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[3]
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	1.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.67%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	735
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,071
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,430
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,438
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	735
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,071
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,430
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,438
Annual Return 2006	rr_AnnualReturn2006	17.37%
Annual Return 2007	rr_AnnualReturn2007	12.67%
Annual Return 2008	rr_AnnualReturn2008	(41.07%)
Annual Return 2009	rr_AnnualReturn2009	34.50%
Annual Return 2010	rr_AnnualReturn2010	32.19%
Annual Return 2011	rr_AnnualReturn2011	(2.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.43%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes (Class A)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2005
SunAmerica Focused Alpha Growth Fund (Prospectus Summary) | SunAmerica Focused Alpha Growth Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions (Class A)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.99%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2005
SunAmerica Focused Alpha Growth Fund (Prospectus Summary) | SunAmerica Focused Alpha Growth Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares (Class A)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2005
SunAmerica Focused Alpha Growth Fund (Prospectus Summary) | SunAmerica Focused Alpha Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[3]
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	2.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.37%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	340
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	739
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,265
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,706
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	240
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,265
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,706
SunAmerica Focused Alpha Growth Fund (Prospectus Summary) | SunAmerica Focused Alpha Growth Fund | Class W
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[3]
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	1.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.52%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,813

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 13 of the Prospectus for more information about the CDSCs.
[2]	A redemption fee of 1.00% applies only to shareholders who received their Class A shares in connection with the SunAmerica Focused Alpha Growth Fund, Inc.'s reorganization into the Fund and only if such shareholders redeem such shares (by sale or exchange), within 90 calendar days following January 23, 2012, the closing date of the reorganization.
[3]	Other expenses are estimated for the current fiscal year.
[4]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72% for Class A shares, 2.37% for Class C shares and 1.52% for Class W shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[5]	Any waivers or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 above.

SunAmerica Focused Alpha Large-Cap Fund (Prospectus Summary) | SunAmerica Focused Alpha Large-Cap Fund
SunAmerica Focused Alpha Large-Cap Fund
INVESTMENT GOAL
The investment goal of the SunAmerica Focused Alpha Large-Cap Fund (the "Fund") is growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 14 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 44 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica Focused Alpha Large-Cap Fund		Class A		Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none		1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none		none	none
Redemption Fee		1.00%	[2]	none	none
Exchange Fee		none		none	none
Maximum Account Fee		none		none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 13 of the Prospectus for more information about the CDSCs.
[2]	A redemption fee of 1.00% applies only to shareholders who received their Class A shares in connection with the SunAmerica Focused Alpha Large-Cap Fund, Inc.'s reorganization into the Fund, and only if such shareholders redeem such shares (by sale or exchange) within 90 calendar days following January 23, 2012, the closing date of the reorganization.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica Focused Alpha Large-Cap Fund		Class A	Class C	Class W
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	none
Other Expenses	[1]	0.38%	0.51%	0.65%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement		1.73%	2.51%	1.65%
Fee Waiver and/or Expense Reimbursement	[2][3]	0.01%	0.14%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.72%	2.37%	1.52%
[1]	Other expenses are estimated for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72% for Class A shares, 2.37% for Class C shares and 1.52% for Class W shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[3]	Any waivers or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within the following two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 above.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
You would pay the following expenses if you redeem your shares:
Expense Example SunAmerica Focused Alpha Large-Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	740	1,086	1,455	2,488
Class C	340	739	1,265	2,706
Class W	155	480	829	1,813

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SunAmerica Focused Alpha Large-Cap Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	740	1,086	1,455	2,488
Class C	240	739	1,265	2,706
Class W	155	480	829	1,813

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 115% of the average value of its portfolio.

The portfolio turnover rate cited is that of the SunAmerica Focused Alpha
Large-Cap Fund, Inc., a closed-end investment company, as of that fund's most recent fiscal year ended December 31, 2011. The Fund acquired the assets and assumed the liabilities of the SunAmerica Focused Alpha Large-Cap Fund, Inc. in
a reorganization that occurred on January 23, 2012. Prior to that, the Fund had no operating history.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
The Fund's principal investment strategies are growth, value and "focused." The growth-oriented philosophy to which the Fund partly subscribes - that of investing in securities believed to offer the potential for growth of capital -
focuses on securities considered to have, among other factors, the potential for above-average earnings growth; to offer proven or unique products or services;
or to operate in industries experiencing increasing demand. The value-oriented philosophy to which the Fund partly subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price-earnings ratios)
and that may have generally been overlooked by the market. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment.
A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios.

The Fund is managed by two subadvisers, one of which manages the large-cap growth portion of the Fund and the other which manages the large-cap value portion of the Fund. Each subadviser may emphasize either a growth or a value orientation, respectively, or a core orientation (i.e., stocks with both growth and value characteristics) at any particular time. Each subadviser will generally invest in approximately 10 to 20 securities, and the Fund will hold up to a total of 40 securities. Examples of when the Fund may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new subadviser is selected to manage the Fund or a portion of the Fund's assets.

The Fund will invest approximately 50% of its assets in the large-cap growth portion of the Fund and 50% of its assets in the large-cap value portion of the
Fund. These percentages reflect the projected asset allocations under normal market conditions and may be rebalanced from time to time.

The principal investment technique of the Fund is active trading of equity securities to achieve a blend of growth companies, value companies and companies that have elements of growth and value, issued by large-cap companies that offer the potential for growth of capital. Although the Fund will invest primarily in
U.S. markets, each subadviser may invest in foreign securities, including securities of companies in emerging markets. The subadviser to the large-cap growth portion of the Fund will invest in companies primarily selected on the basis of company fundamentals, but may also consider macroeconomic and other factors. The subadviser to the large-cap value portion of the Fund will invest in companies primarily selected by utilizing a proprietary quantitative model combined with fundamental analysis. Under normal market conditions, at least 80%
of the Fund's net assets, plus any borrowing for investment purposes, will be invested in large-cap companies.

Large-cap companies will generally include companies whose market capitalizations at the time of purchase are equal to or greater than the median market capitalization of companies in the Russell 1000® Index. As of the most recent annual reconstitution on June 24, 2011, the market capitalization range of companies in the Russell 1000® Index was approximately $1.15 billion to
$393.05 billion, and the median market capitalization was approximately $5.89 billion. The market capitalizations of companies in the Fund's portfolio and the
Russell 1000® Index change over time. Companies that fall outside this definition of large-cap companies after the Fund has purchased their securities will continue to be considered large-cap companies for purposes of the Fund's
80% investment policy; however, additional purchases of these companies will not qualify as such unless, at the time of purchase, the company is able to satisfy this definition.

The principal investment strategies and principal investment techniques of the
Fund may be changed without shareholder approval. Shareholders will receive at least sixty (60) days' notice of any change to the 80% investment policy set forth above.
PRINCIPAL RISKS OF INVESTING IN THE FUND
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goal.
If the value of the assets of the Fund goes down, you could lose money.

The principal risks of the Fund are:

Stock Market Volatility and Securities Selection. The Fund invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. Additionally, growth stocks can be volatile for several reasons. In particular, since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Growth stocks also normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.
However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced. In addition, individual stocks selected for the Fund may underperform the market generally.

Non-Diversification. The Fund is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Fund's risk is increased because the effect of each stock on the Fund's performance is greater.

Foreign Exposure and Currency Volatility. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

Emerging Markets. Emerging markets are riskier than developed markets and investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Active Trading. As part of the Fund's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the
Fund and which will affect the Fund's performance. During periods of increased market volatility, active trading may be more pronounced.
PERFORMANCE INFORMATION
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the
Russell 1000® Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by phone at 800-858-8850 ext. 6003.

The Fund acquired the assets and assumed the liabilities of the SunAmerica
Focused Alpha Large-Cap Fund, Inc. (the "Predecessor Fund"), a closed-end investment company also advised by SunAmerica, in a reorganization that occurred on January 23, 2012 (the "Reorganization"). Prior to the Reorganization, the
Fund had no operating history and the performance information in the Bar Chart and Table reflects the performance of the Predecessor Fund. Performance in the
Table reflects the effect of the front-end sales charge imposed on Class A shares. The Predecessor Fund may have performed differently if it were an open-end fund since closed-end funds are generally not subject to the cash flow fluctuations of an open-end fund.
SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND (CLASS A)

During the 6-year period shown in the Bar Chart, the highest return for a quarter was 19.06% (quarter ended September 30, 2010) and the lowest return for a quarter was -19.53% (quarter ended December 31, 2008).
Average Annual Total Returns (as of the periods ended December 31, 2011)
Average Annual Total Returns SunAmerica Focused Alpha Large-Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Return Before Taxes (Class A)	(7.10%)	0.37%	2.29%	Dec 28, 2005
Class A After Taxes on Distributions	Return After Taxes on Distributions (Class A)	(7.70%)	(0.12%)	1.83%	Dec 28, 2005
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares (Class A)	(3.83%)	0.21%	1.85%	Dec 28, 2005
Russell 1000 Index	Russell 1000�� Index	1.50%	(0.02%)	2.30%	Dec 28, 2005

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2012
SunAmerica Focused Alpha Large-Cap Fund (Prospectus Summary) | SunAmerica Focused Alpha Large-Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SunAmerica Focused Alpha Large-Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment goal of the SunAmerica Focused Alpha Large-Cap Fund (the "Fund") is growth of capital.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 14 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
		Shares" section on page 44 of the Fund's statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 115% of the average value of its portfolio.

The portfolio turnover rate cited is that of the SunAmerica Focused Alpha
Large-Cap Fund, Inc., a closed-end investment company, as of that fund's most recent fiscal year ended December 31, 2011. The Fund acquired the assets and assumed the liabilities of the SunAmerica Focused Alpha Large-Cap Fund, Inc. in
a reorganization that occurred on January 23, 2012. Prior to that, the Fund had
		no operating history.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would
		be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	You would pay the following expenses if you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund's principal investment strategies are growth, value and "focused." The growth-oriented philosophy to which the Fund partly subscribes - that of investing in securities believed to offer the potential for growth of capital -
focuses on securities considered to have, among other factors, the potential for above-average earnings growth; to offer proven or unique products or services;
or to operate in industries experiencing increasing demand. The value-oriented philosophy to which the Fund partly subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price-earnings ratios)
and that may have generally been overlooked by the market. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment.
A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios.

The Fund is managed by two subadvisers, one of which manages the large-cap growth portion of the Fund and the other which manages the large-cap value portion of the Fund. Each subadviser may emphasize either a growth or a value orientation, respectively, or a core orientation (i.e., stocks with both growth and value characteristics) at any particular time. Each subadviser will generally invest in approximately 10 to 20 securities, and the Fund will hold up to a total of 40 securities. Examples of when the Fund may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new subadviser is selected to manage the Fund or a portion of the Fund's assets.

The Fund will invest approximately 50% of its assets in the large-cap growth portion of the Fund and 50% of its assets in the large-cap value portion of the
Fund. These percentages reflect the projected asset allocations under normal market conditions and may be rebalanced from time to time.

The principal investment technique of the Fund is active trading of equity securities to achieve a blend of growth companies, value companies and companies that have elements of growth and value, issued by large-cap companies that offer the potential for growth of capital. Although the Fund will invest primarily in
U.S. markets, each subadviser may invest in foreign securities, including securities of companies in emerging markets. The subadviser to the large-cap growth portion of the Fund will invest in companies primarily selected on the basis of company fundamentals, but may also consider macroeconomic and other factors. The subadviser to the large-cap value portion of the Fund will invest in companies primarily selected by utilizing a proprietary quantitative model combined with fundamental analysis. Under normal market conditions, at least 80%
of the Fund's net assets, plus any borrowing for investment purposes, will be invested in large-cap companies.

Large-cap companies will generally include companies whose market capitalizations at the time of purchase are equal to or greater than the median market capitalization of companies in the Russell 1000® Index. As of the most recent annual reconstitution on June 24, 2011, the market capitalization range of companies in the Russell 1000® Index was approximately $1.15 billion to
$393.05 billion, and the median market capitalization was approximately $5.89 billion. The market capitalizations of companies in the Fund's portfolio and the
Russell 1000® Index change over time. Companies that fall outside this definition of large-cap companies after the Fund has purchased their securities will continue to be considered large-cap companies for purposes of the Fund's
80% investment policy; however, additional purchases of these companies will not qualify as such unless, at the time of purchase, the company is able to satisfy this definition.

The principal investment strategies and principal investment techniques of the
Fund may be changed without shareholder approval. Shareholders will receive at least sixty (60) days' notice of any change to the 80% investment policy set
		forth above.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goal.
If the value of the assets of the Fund goes down, you could lose money.

The principal risks of the Fund are:

Stock Market Volatility and Securities Selection. The Fund invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. Additionally, growth stocks can be volatile for several reasons. In particular, since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Growth stocks also normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.
However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced. In addition, individual stocks selected for the Fund may underperform the market generally.

Non-Diversification. The Fund is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Fund's risk is increased because the effect of each stock on the Fund's performance is greater.

Foreign Exposure and Currency Volatility. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

Emerging Markets. Emerging markets are riskier than developed markets and investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Active Trading. As part of the Fund's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the
Fund and which will affect the Fund's performance. During periods of increased
		market volatility, active trading may be more pronounced.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goal. If the value of the assets of the Fund goes down, you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Fund's risk is increased because the effect of each stock on the Fund's performance is greater.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the
Russell 1000® Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by phone at 800-858-8850 ext. 6003.

The Fund acquired the assets and assumed the liabilities of the SunAmerica
Focused Alpha Large-Cap Fund, Inc. (the "Predecessor Fund"), a closed-end investment company also advised by SunAmerica, in a reorganization that occurred on January 23, 2012 (the "Reorganization"). Prior to the Reorganization, the
Fund had no operating history and the performance information in the Bar Chart and Table reflects the performance of the Predecessor Fund. Performance in the
Table reflects the effect of the front-end sales charge imposed on Class A shares. The Predecessor Fund may have performed differently if it were an open-end fund since closed-end funds are generally not subject to the cash flow
		fluctuations of an open-end fund.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the Russell 1000�� Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850 ext. 6003
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND (CLASS A)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the 6-year period shown in the Bar Chart, the highest return for a quarter was 19.06% (quarter ended September 30, 2010) and the lowest return for a quarter
		was -19.53% (quarter ended December 31, 2008).
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or
		individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2011)
SunAmerica Focused Alpha Large-Cap Fund (Prospectus Summary) | SunAmerica Focused Alpha Large-Cap Fund | Russell 1000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000�� Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2005
SunAmerica Focused Alpha Large-Cap Fund (Prospectus Summary) | SunAmerica Focused Alpha Large-Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)	[2]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[3]
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	1.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.72%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	740
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,086
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,455
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,488
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	740
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,086
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,488
Annual Return 2006	rr_AnnualReturn2006	12.78%
Annual Return 2007	rr_AnnualReturn2007	17.40%
Annual Return 2008	rr_AnnualReturn2008	(36.95%)
Annual Return 2009	rr_AnnualReturn2009	23.15%
Annual Return 2010	rr_AnnualReturn2010	20.25%
Annual Return 2011	rr_AnnualReturn2011	(1.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.53%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes (Class A)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2005
SunAmerica Focused Alpha Large-Cap Fund (Prospectus Summary) | SunAmerica Focused Alpha Large-Cap Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions (Class A)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.70%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.12%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2005
SunAmerica Focused Alpha Large-Cap Fund (Prospectus Summary) | SunAmerica Focused Alpha Large-Cap Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares (Class A)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2005
SunAmerica Focused Alpha Large-Cap Fund (Prospectus Summary) | SunAmerica Focused Alpha Large-Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	2.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.37%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	340
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	739
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,265
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,706
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	240
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,265
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,706
SunAmerica Focused Alpha Large-Cap Fund (Prospectus Summary) | SunAmerica Focused Alpha Large-Cap Fund | Class W
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[3]
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	1.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.52%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,813

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 13 of the Prospectus for more information about the CDSCs.
[2]	A redemption fee of 1.00% applies only to shareholders who received their Class A shares in connection with the SunAmerica Focused Alpha Large-Cap Fund, Inc.'s reorganization into the Fund, and only if such shareholders redeem such shares (by sale or exchange) within 90 calendar days following January 23, 2012, the closing date of the reorganization.
[3]	Other expenses are estimated for the current fiscal year.
[4]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72% for Class A shares, 2.37% for Class C shares and 1.52% for Class W shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[5]	Any waivers or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within the following two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 above.